UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21579
Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: July 31
Date of reporting period: January 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Closed-End Funds

Nuveen Investments Closed-End Funds Seeks high current income from portfolios of senior corporate loans.

Semi-Annual Report January 31, 2011

Nuveen Senior Income Fund NSL	Nuveen Floating Rate Income Fund JFR	Nuveen Floating Rate Income Opportunity Fund JRO

INVESTMENT ADVISER NAME CHANGE

Effective January 1, 2011, Nuveen Asset Management, the Funds’ investment adviser, changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities.

NUVEEN INVESTMENTS COMPLETES STRATEGIC COMBINATION WITH FAF ADVISORS

On December 31, 2010, Nuveen Investments completed the strategic combination between Nuveen Asset Management, LLC, the largest investment affiliate of Nuveen Investments, and FAF Advisors. As part of this transaction, U.S. Bancorp—the parent of FAF Advisors—received cash consideration and a 9.5% stake in Nuveen Investments in exchange for the long term investment business of FAF Advisors, including investment-management responsibilities for the non-money market mutual funds of the First American Funds family.

The approximately $27 billion of mutual fund and institutional assets managed by FAF Advisors, along with the investment professionals managing these assets and other key personnel, have become part of Nuveen Asset Management, LLC. With these additions to Nuveen Asset Management, LLC, this affiliate now manages more than $100 billion of assets across a broad range of strategies from municipal and taxable fixed income to traditional and specialized equity investments.

This combination does not affect the investment objectives or strategies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at HydePark, NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors and Winslow Capital. Nuveen Investments managed approximately $197 billion of assets as of December 31, 2010.

Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Common Share Distribution and Share Price Information	9

Performance Overviews	11

Shareholder Meeting Report	14

Portfolios of Investments	15

Statement of Assets and Liabilities	36

Statement of Operations	37

Statement of Changes in Net Assets	38

Statement of Cash Flows	39

Financial Highlights	40

Notes to Financial Statements	42

Reinvest Automatically, Easily and Conveniently	51

Glossary of Terms Used in this Report	53

Other Useful Information	55

Chairman’s
Letter to Shareholders

Dear Shareholders,

In 2010, the global economy recorded another year of recovery from the financial and economic crises of 2008, but many of the factors that caused the downturn still weigh on the prospects for continued improvement. In the U.S., ongoing weakness in housing values has put pressure on homeowners and mortgage lenders. Similarly, the strong earnings recovery for corporations and banks is only slowly being translated into increased hiring or more active lending. Globally, deleveraging by private and public borrowers has inhibited economic growth and that process is far from complete.

Encouragingly, constructive actions are being taken by governments around the world to deal with economic issues. In the U.S., the recent passage of a stimulatory tax bill relieved some of the pressure on the Federal Reserve to promote economic expansion through quantitative easing and offers the promise of sustained economic growth. A number of European governments are undertaking programs that could significantly reduce their budget deficits. Governments across the emerging markets are implementing various steps to deal with global capital flows without undermining international trade and investment.

The success of these government actions could determine whether 2011 brings further economic recovery and financial market progress. One risk associated with the extraordinary efforts to strengthen U.S. economic growth is that the debt of the U.S. government will continue to grow to unprecedented levels. Another risk is that over time there could be inflationary pressures on asset values in the U.S. and abroad, because what happens in the U.S. impacts the rest of the world economy. Also, these various actions are being taken in a setting of heightened global economic uncertainty, primarily about the supplies of energy and other critical commodities. In this challenging environment, your Nuveen investment team continues to seek sustainable investment opportunities and to remain alert to potential risks in a recovery still facing many headwinds. On your behalf, we monitor their activities to assure they maintain their investment disciplines.

As you will note elsewhere in this report, on December 31, 2010, Nuveen Investments completed a strategic combination with FAF Advisors, Inc., the manager of the First American Funds. The combination adds highly respected and distinct investment teams to meet the needs of investors and their advisors and is designed to benefit all fund shareholders by creating a fund organization with the potential for further economies of scale and the ability to draw from even greater talent and expertise to meet those investor needs.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
Robert P. Bremner
Chairman of the Board
March 24, 2011

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen Senior Income Fund (NSL)
Nuveen Floating Rate Income Fund (JFR)
Nuveen Floating Rate Income Opportunity Fund (JRO)

The Funds’ investment portfolios have been managed since 2001 by Gunther Stein of Symphony Asset Management LLC, an affiliate of Nuveen Investments, Inc. Gunther, who is Symphony’s Chief Investment Officer, has more than 20 years of investment management experience, much of it in evaluating and purchasing senior corporate loans and other high yield debt.

Here Gunther talks about his management strategies and the performance of the Funds for the six-month period ended January 31, 2011.

What key strategies were used to manage the Fund during the six-month period ended January 31, 2011?

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings denotes the highest rating assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) such as Standard & Poor’s, Moody’s or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

The investment objective of each Fund is to achieve a high level of current income by investing primarily in adjustable rate secured and unsecured senior loans and other debt instruments. Other investments may include U.S. dollar denominated senior loans of non-U.S. borrowers and equity securities and warrants acquired in connection with the Fund’s investment in senior loans.

The six-month period ended January 31, 2011, saw continued asset price recovery in the corporate credit markets from depressed 2009 levels, driven by an improving fundamental and technical environment. The senior loan market represented an attractive asset class during the period, driven by a strong risk-return relationship featuring both interest income and principal appreciation from the secured position in the capital structure. Further, a recovering primary market generated significant new loan activity during the period, allowing companies to refinance debt and extend loan maturities while offering investors attractive terms.

Fundamentals over the period were positive, demonstrated by a significant decline in defaults and decreased corporate leverage with improved corporate earnings. For example, leveraged loans finished 2010 at a 2.58% default rate, according to Credit Suisse, compared with 2009 defaults of 9.58%. Similarly, high yield bonds experienced a significant improving default environment finishing 2010 with defaults of 1.51% compared to 2009 defaults of 9.36% according to Credit Suisse. An improving leveraged loan and high yield primary market enabled companies to refinance deals and extend maturities.

The strong supply and demand dynamic in the market was driven by significant interest in senior loans. As an example, inflows into loan mutual funds were $12.3 billion for 2010, according to Lipper, a near four-fold increase from 2009 inflows. On the supply-side, new issues for senior loans were $183.2 billion for 2010, according to Credit Suisse, a

Nuveen Investments	5

significant increase from the $56.3 million of new deals in 2009, but below the $226.0 billion average for the last five years.

The consensus of market participants implies that technicals will remain firm in the short term, as new issue volume will be outweighed by investor demand for loans. This demand is coming from both investors looking to take on credit risk, as well as investors who want to swap into floating rate income given the steepness in the yield curve. In terms of fundamentals, we remain optimistic in the near term as earnings are improved on average, however we are monitoring longer-term implications of rising commodity costs on the economy. We feel that active managers who understand the companies in which they invest will outperform the market, as technical and fundamental catalysts provide for opportunistic investment in (and avoidance of) specific loans.

How did the Fund perform over this six-month period?

The performance of the Funds, as well as the returns of comparative market indexes, is presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value
For periods ended 1/31/11

	6-Month	1-Year	5-Year	10-Year
NSL	10.26%	15.18%	5.40%	6.19%
JFR	10.06%	14.31%	4.82%	N/A
JRO	10.96%	15.34%	5.52%	N/A
CSFB Leveraged Loan Index[1]	7.06%	10.13%	4.69%	4.93%
Barclays Capital U.S. Aggregate Bond Index[2]	0.20%	5.06%	5.82%	5.68%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

1	The CSFB Leveraged Loan Index is a representative, unmanaged index of tradeable, senior, U.S. dollar-denominated leveraged loans. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.

2	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.

Six-month returns are cumulative; all other returns are annualized.

For the six-month period ending January 31, 2011, all three Funds outperformed the comparative indexes. The senior loan market performance during the period was driven by continued appreciation of lower-rated and higher leveraged loans. Despite a focus on higher quality names, some of the lower-dollar priced assets in each Fund’s portfolio drove performance for the period. Examples included Univision Communications and U.S. Foodservice, whose loan securities continued to appreciate during the period from stressed price levels stemming from their highly levered balance sheets after their respective leveraged buyouts in 2007. We felt that both businesses offered sufficient downside protection due to their asset quality and business valuation. These assets provided an attractive total return opportunity in the senior loan asset class where returns are historically driven by coupon.

A continued trend during the six-month period was the high level of refinancing in the corporate credit market, specifically the use of high yield bond issuance to refinance senior loans. This trend has enabled companies to extend debt maturities (with typically longer maturity and fixed funding high yield bonds) and provide a runway for the business cycle to improve and leverage to decrease over time. This dynamic continued to be a positive technical factor as it removed supply from the senior loan market. Further, the 2012-2014 loan “maturity wall” was below $290 billion at the end of 2010, according to Barclays, compared with $405 billion at the end of 2009, demonstrating loan issuers’ ability to

6	Nuveen Investments

refinance and repay their debt maturities within the confines of the corporate credit markets.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGY ON PERFORMANCE

One important factor impacting the return of the Funds relative to the comparative indexes was the Funds’ use of financial leverage through the use of bank borrowings. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of the Funds over this reporting period.

RECENT EVENTS CONCERNING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their inceptions, the Funds issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the weekly auctions for those ARPS began in February 2008 to consistently fail, causing the Funds to pay the so-called “maximum rate” to ARPS shareholders under the terms of the ARPS in the Funds’ charter documents. The Funds redeemed their ARPS at par in 2009 and since then have relied upon bank borrowings to create financial leverage.

During 2010, certain Nuveen leveraged closed-end funds (including JRO) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, the funds that received demand letters (excluding JRO) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Asset Management as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants, collectively, the

Nuveen Investments	7

“Defendants”). The Complaint contains the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. Nuveen Asset Management believes that the Complaint is without merit, and is defending vigorously against these charges.

8	Nuveen Investments

Common Share Distribution
and Share Price Information

As noted earlier, these Funds use financial leverage to potentially enhance opportunities for additional income for common shareholders. The Funds’ use of this leverage strategy continued to provide incremental income, although the extent of this benefit was reduced to some degree by short-term interest rates that remained relatively high during the early part of the period. This, in turn, kept the Funds’ borrowing costs high. NSL increased its distribution once while JFR and JRO increased their distributions twice over the six-month period.

During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s common share NAV. As of January 31, 2011, all three Funds had positive UNII balances, based on our best estimates, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES

As of January 31, 2011, and since the inception of the Funds’ repurchase program, JFR and JRO have cumulatively repurchased and retired their common shares as shown in the accompanying table. Since the inception of the Fund’s repurchase program, NSL has not repurchased any of its outstanding common shares.

	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
JFR	147,593	0.3%
JRO	19,400	0.1%

During the six-month reporting period, JFR and JRO did not repurchase any of their outstanding common shares.

SHELF EQUITY PROGRAMS

During the six-month reporting period, NSL, JFR and JRO filed registration statements with the Securities and Exchange Commission (SEC) authorizing the Funds to issue 2.9 million, 4.7 million and 2.8 million common shares, respectively, through a shelf offering. Under these equity shelf programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share.

Nuveen Investments	9

As of January 31, 2011, NSL and JRO had cumulatively sold 1,072,309 and 925,494 common shares, respectively, through their shelf equity programs. JFR has not sold any common shares through its shelf equity program.

During the six-month reporting period, NSL and JRO sold common shares through their shelf equity programs at an average premium to NAV per common share as shown in the accompanying table.

	Common Shares
	Sold through	Premium to NAV
Fund	Shelf Offering	per Share Sold
NSL	1,072,309	3.23%
JRO	925,494	3.10%

SHARE PRICE INFORMATION

As of January 31, 2011, the Funds were trading at (+) premiums to their common share NAVs as shown in the accompanying table.

	1/31/11	Six-Month
	(+) Premium/	Average
Fund	(-) Discount	(+) Premium/(-) Discount
NSL	(+)1.79%	(+)2.93%
JFR	(+)1.71%	(-)2.91%
JRO	(+)2.96%	(+)1.96%

10	Nuveen Investments

NSL Performance OVERVIEW	Nuveen Senior Income Fund
as of January 31, 2011

Fund Snapshot
Common Share Price	$7.38

Common Share Net Asset Value	$7.25

Premium/(Discount) to NAV	1.79%

Latest Dividend	$0.0410

Market Yield	6.67%

Net Assets Applicable to Common Shares ($000)	$224,192

Average Annual Total Return
(Inception 10/26/99)
	On Share Price	On NAV
6-Month (Cumulative)	9.95%	10.26%

1-Year	10.43%	15.18%

5-Year	7.15%	5.40%

10-Year	5.12%	6.19%

Portfolio Composition
(as a % of total investments)[1]
Hotels, Restaurants & Leisure	12.0%

Media	11.1%

Health Care Providers & Services	10.9%

Communications Equipment	4.6%

IT Services	4.5%

Oil, Gas & Consumable Fuels	3.0%

Auto Components	2.6%

Building Products	2.6%

Paper & Forest Products	2.4%

Food Products	2.3%

Leisure Equipment & Products	2.2%

Wireless Telecommunication Services	2.1%

Food & Staples Retailing	2.0%

Software	2.0%

Chemicals	1.9%

Diversified Consumer Services	1.8%

Real Estate Management & Development	1.8%

Road & Rail	1.8%

Diversified Financial Services	1.7%

Multi-Line Retail	1.7%

Specialty Retail	1.7%

Airlines	1.4%

Diversified Telecommunication Services	1.4%

Pharmaceuticals	1.4%

Semiconductors & Equipment	1.4%

Short-Term Investments	2.9%

Other	14.8%

Top Five Issuers
(as a % of total long-term investments)[1]
Clear Channel Communications, Inc.	2.9%

LifeCare	2.7%

Infor Global Solutions Intermediate Holdings, Ltd.	2.3%

Avaya, Inc.	2.1%

U.S. Foodservice, Inc.	2.0%

Portfolio Allocation (as a % of total investments)1

2010-2011 Monthly Dividends Per Common Share

Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1	Holdings are subject to change.

Nuveen Investments	11

JFR Performance OVERVIEW	Nuveen Floating Rate Income Fund
as of January 31, 2011

Fund Snapshot
Common Share Price	$12.49

Common Share Net Asset Value	$12.28

Premium/(Discount) to NAV	1.71%

Latest Dividend	$0.0570

Market Yield	5.48%

Net Assets Applicable to Common Shares ($000)	$580,583

Average Annual Total Return
(Inception 3/25/04)
	On Share Price	On NAV
6-Month (Cumulative)	14.72%	10.06%

1-Year	22.69%	14.31%

5-Year	7.50%	4.82%

Since Inception	4.87%	4.84%

Portfolio Composition
(as a % of total investments)[1]
Media	10.1%

Hotels, Restaurants & Leisure	9.6%

Health Care Providers & Services	8.2%

IT Services	4.9%

Communications Equipment	4.5%

Specialty Retail	3.8%

Wireless Telecommunication Services	3.7%

Building Products	3.0%

Auto Components	2.9%

Leisure Equipment & Products	2.6%

Software	2.6%

Chemicals	2.4%

Oil, Gas & Consumable Fuels	2.4%

Food Products	2.3%

Road & Rail	2.1%

Food & Staples Retailing	2.0%

Pharmaceuticals	2.0%

Airlines	1.9%

Real Estate Management & Development	1.8%

Semiconductors & Equipment	1.7%

Diversified Financial Services	1.6%

Diversified Consumer Services	1.5%

Electrical Equipment	1.4%

Investment Companies	1.6%

Warrants	0.4%

Short-Term Investments	4.5%

Other	14.5%

Top Five Issuers
(as a % of total long-term investments)[1]
Univision Communications, Inc.	2.9%

Clear Channel Communications, Inc.	2.6%

Avaya, Inc.	2.4%

U.S. Foodservice, Inc.	2.1%

Federal-Mogul Corporation	2.0%

Portfolio Allocation (as a % of total investments)1

2010-2011 Monthly Dividends Per Common Share

Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1	Holdings are subject to change.

12	Nuveen Investments

JRO Performance OVERVIEW	Nuveen Floating Rate Income Opportunity Fund
as of January 31, 2011

Fund Snapshot
Common Share Price	$12.52

Common Share Net Asset Value	$12.16

Premium/(Discount) to NAV	2.96%

Latest Dividend	$0.0665

Market Yield	6.37%

Net Assets Applicable to Common Shares ($000)	$356,772

Average Annual Total Return
(Inception 7/27/04)
	On Share Price	On NAV
6-Month (Cumulative)	11.18%	10.96%

1-Year	19.36%	15.34%

5-Year	8.36%	5.52%

Since Inception	5.60%	5.37%

Portfolio Composition
(as a % of total investments)[1]
Media	12.1%

Hotels, Restaurants & Leisure	10.0%

Health Care Providers & Services	7.0%

IT Services	5.9%

Communications Equipment	4.8%

Wireless Telecommunication Services	4.0%

Auto Components	3.7%

Building Products	3.4%

Oil, Gas & Consumable Fuels	3.3%

Food Products	2.7%

Leisure Equipment & Products	2.5%

Real Estate Management & Development	2.4%

Software	2.4%

Road & Rail	2.3%

Chemicals	2.2%

Diversified Consumer Services	2.1%

Diversified Financial Services	2.1%

Pharmaceuticals	2.1%

Food & Staples Retailing	1.9%

Specialty Retail	1.9%

Airlines	1.8%

Internet Software & Services	1.8%

Paper & Forest Products	1.8%

Warrants	0.6%

Short-Term Investments	1.8%

Other	13.4%

Top Five Issuers
(as a % of total long-term investments)[1]
Clear Channel Communications, Inc.	3.8%

First Data Corporation	2.7%

Federal-Mogul Corporation	2.7%

Avaya, Inc.	2.6%

Goodman Global Inc.	2.6%

Portfolio Allocation (as a % of total investments)1

2010-2011 Monthly Dividends Per Common Share

Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1	Holdings are subject to change.

Nuveen Investments	13

Shareholder Meeting Report (Unaudited)

The annual meeting of shareholders was held in the offices of Nuveen Investments on November 16, 2010; at this meeting the shareholders were asked to vote on the election of Board Members.

	NSL	JFR	JRO
Approval of the Board Members was reached as follows:
	Common Shares	Common Shares	Common Shares
William C. Hunter
For	26,981,596	43,388,061	24,684,625
Withhold	886,536	1,151,734	525,995

Total	27,868,132	44,539,795	25,210,620

Judith M. Stockdale
For	26,974,374	43,355,559	24,659,641
Withhold	893,758	1,184,236	550,979

Total	27,868,132	44,539,795	25,210,620

Carole E. Stone
For	26,992,455	43,353,565	24,667,533
Withhold	875,677	1,186,230	543,087

Total	27,868,132	44,539,795	25,210,620

14	Nuveen Investments

NSL	Nuveen Senior Income Fund Portfolio of Investments
January 31, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 116.7% (86.2% of Total Investments) (4)

	Aerospace & Defense – 1.7% (1.2% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.060%	7/31/14	B	$571,237
555	DAE Aviation Holdings, Inc., Term Loan B2	4.060%	7/31/14	B	551,718
168	Hawker Beechcraft, LLC, LC Facility, DD1	2.303%	3/26/14	CCC+	150,553
2,808	Hawker Beechcraft, LLC, Term Loan, DD1	2.272%	3/26/14	CCC+	2,511,718

4,105	Total Aerospace & Defense				3,785,226

	Air Freight & Logistics – 0.3% (0.2% of Total Investments)

600	Transdigm, Inc., Term Loan	5.000%	12/06/16	Ba2	610,388

	Airlines – 2.0% (1.4% of Total Investments)

1,930	Delta Air Lines, Inc., Term Loan	3.511%	4/30/14	B	1,908,288
2,520	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB–	2,500,083

4,450	Total Airlines				4,408,371

	Auto Components – 3.5% (2.6% of Total Investments)

3,265	Capital Automotive LP, Tranche C	5.000%	12/14/12	Ba3	3,314,179
3,040	Federal-Mogul Corporation, Tranche B, Term Loan	2.198%	12/29/14	Ba3	2,961,154
1,552	Federal-Mogul Corporation, Tranche C, Term Loan	2.198%	12/28/15	Ba3	1,511,202

7,857	Total Auto Components				7,786,535

	Biotechnology – 0.8% (0.6% of Total Investments)

1,800	Grifols, Term Loan, WI/DD	TBD	TBD	BB	1,830,562

	Building Products – 2.1% (1.6% of Total Investments)

2,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B–	2,072,990
2,660	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	2,687,632

4,660	Total Building Products				4,760,622

	Capital Markets – 0.4% (0.3% of Total Investments)

296	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	299,716
704	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	714,284

1,000	Total Capital Markets				1,014,000

	Chemicals – 2.5% (1.9% of Total Investments)

831	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	B1	862,413
832	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	B1	862,964
692	Styron Corporation, Term Loan	7.500%	6/17/16	B+	703,932
1,696	Univar, Inc., Add-on Term Loan	6.250%	6/30/17	B	1,716,947
1,504	Univar, Inc., Term Loan	6.250%	11/30/16	B	1,522,659

5,555	Total Chemicals				5,668,915

	Commercial Banks – 0.4% (0.3% of Total Investments)

800	Fifth Third Processing Solutions LLC, Term Loan	5.500%	11/03/16	BB–	813,600

	Commercial Services & Supplies – 1.7% (1.3% of Total Investments)

2,400	Knology, Inc., Term Loan	5.500%	10/17/16	B+	2,430,374
133	ServiceMaster Company, Delayed Term Loan	2.760%	7/24/14	B+	131,818
1,340	ServiceMaster Company, Term Loan	2.775%	7/24/14	B+	1,323,668

3,873	Total Commercial Services & Supplies				3,885,860

	Communications Equipment – 5.9% (4.3% of Total Investments)

6,421	Avaya, Inc., Term Loan, DD1	3.034%	10/24/14	B+	6,284,909
1,500	CommScope Inc., Term Loan	5.000%	1/14/18	BB	1,533,750
3,033	Intelsat, Term Loan	5.250%	4/02/18	BB–	3,077,689
1,300	Presidio, Inc., Term Loan	7.500%	12/16/15	Ba3	1,285,375
993	Telcordia Technologies, Inc., New Term Loan	6.750%	4/30/16	B+	1,001,805

13,247	Total Communications Equipment				13,183,528

	Containers & Packaging – 1.4% (1.0% of Total Investments)

1,330	Graham Packaging Company LP, Term Loan D	6.000%	9/23/16	B+	1,356,323
250	Reynolds Group Holdings, Inc., Term Loan A	6.250%	8/06/15	Ba3	251,406
1,500	Reynolds Group Holdings, Inc., Term Loan D	6.500%	5/05/16	Ba3	1,509,996

3,080	Total Containers & Packaging				3,117,725

Nuveen Investments	15

NSL	Nuveen Senior Income Fund (continued) Portfolio of Investments January 31, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Diversified Consumer Services – 2.4% (1.8% of Total Investments)

$3,000	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/17/17	B+	$3,026,775
1,200	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	1,227,000
1,162	Cengage Learning Acquisitions, Inc., Term Loan	2.550%	7/03/14	B+	1,145,204

5,362	Total Diversified Consumer Services				5,398,979

	Diversified Financial Services – 2.3% (1.7% of Total Investments)

1,243	CIT Group, Inc., Tranche 3, Term Loan	6.250%	8/11/15	BB	1,276,308
1,727	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,729,274
2,072	Pinafore LLC, Term Loan	6.250%	9/29/16	BB	2,106,862

5,042	Total Diversified Financial Services				5,112,444

	Diversified Telecommunication Services – 1.8% (1.4% of Total Investments)

2,000	Intelsat, Unsecured Term Loan	2.803%	2/01/14	B+	1,936,876
2,267	Level 3 Financing, Inc., Term Loan	2.553%	3/13/14	B+	2,212,833

4,267	Total Diversified Telecommunication Services				4,149,709

	Electric Utilities – 0.5% (0.4% of Total Investments)

443	TXU Corporation, Term Loan B2	3.786%	10/10/14	B2	367,252
945	TXU Corporation, Term Loan B3	3.763%	10/10/14	B2	782,431

1,388	Total Electric Utilities				1,149,683

	Food & Staples Retailing – 2.7% (2.0% of Total Investments)

6,177	U.S. Foodservice, Inc., Term Loan	2.760%	7/03/14	B2	5,974,547

	Food Products – 3.2% (2.3% of Total Investments)

360	Darling International, Inc., Term Loan	5.750%	12/17/16	BB+	365,175
1,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	9.250%	6/13/12	BB–	1,012,500
1,640	Michael Foods Group, Inc., Term Loan B	6.250%	6/29/16	BB–	1,668,470
1,800	NBTY, Inc., Term Loan	6.250%	10/01/17	BB–	1,830,938
1,995	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	2,018,691
222	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	225,272

7,017	Total Food Products				7,121,046

	Health Care Equipment & Supplies – 1.2% (0.9% of Total Investments)

238	Fenwal, Inc., Delayed Term Loan	2.544%	2/28/14	B	222,273
755	Fenwal, Inc., Term Loan	2.544%	2/28/14	B	705,545
849	Symbion, Inc., Term Loan A	3.510%	8/23/13	B1	820,924
924	Symbion, Inc., Term Loan B	3.510%	8/25/14	B1	893,486

2,766	Total Health Care Equipment & Supplies				2,642,228

	Health Care Providers & Services – 13.5% (10.0% of Total Investments)

1,489	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,500,536
122	Community Health Systems, Inc., Extended Term Loan	3.794%	1/25/17	BB	123,517
1,304	Gentiva Health Services, Inc., Term Loan B	6.750%	8/17/16	Ba2	1,327,122
1,480	Healthspring, Term Loan	6.000%	10/21/16	Ba3	1,489,250
2,203	IASIS Healthcare LLC, PIK Term Loan	5.554%	6/16/14	CCC+	2,178,777
4,088	LifeCare, Term Loan B	6.500%	8/10/12	B2	4,047,541
4,000	LifeCare, Term Loan, WI/DD	TBD	TBD	Caa1	3,840,000
750	MedAssets, Inc., Term Loan	5.250%	11/16/16	BB	761,563
1,938	MultiPlan, Inc., Term Loan	6.500%	8/26/17	Ba3	1,960,573
1,713	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,733,323
450	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	457,453
4,719	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	4,724,625
1,503	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	1,517,203
3,000	Universal Health Services, Term Loan	5.500%	11/15/16	BB+	3,056,508
1,566	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	1,582,496

30,325	Total Health Care Providers & Services				30,300,487

	Hotels, Restaurants & Leisure – 15.5% (11.5% of Total Investments)

1,990	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	1,971,344
2,700	Burger King Corporation, Term Loan B	6.250%	10/19/16	BB–	2,746,194
3,318	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB–	3,326,584
1,346	DineEquity, Inc., Term Loan	6.000%	10/19/17	Ba2	1,369,797
1,000	Harrah’s Operating Company, Inc., Term Loan B1	3.303%	1/28/15	B	932,031
2,000	Harrah’s Operating Company, Inc., Term Loan B2	3.303%	1/28/15	B	1,867,188
991	Harrah’s Operating Company, Inc., Term Loan B3	3.303%	1/28/15	B	925,118
1,619	Herbst Gaming, LLC, Term Loan	10.000%	12/31/15	B+	1,686,842

16	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Hotels, Restaurants & Leisure (continued)

$882	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.000%	11/25/13	B+	$883,370
673	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.000%	11/25/13	B+	674,411
1,339	Isle of Capri Casinos, Inc., Delayed Term Loan	5.000%	11/25/13	B+	1,341,012
1,861	Orbitz Worldwide, Inc., Term Loan	3.281%	7/25/14	B+	1,743,585
404	OSI Restaurant Partners LLC, Revolver	2.027%	6/14/13	B+	397,935
3,810	OSI Restaurant Partners LLC, Term Loan	2.625%	6/14/14	B+	3,751,159
1,000	QCE LLC, Term Loan	6.010%	11/05/13	N/R	790,000
981	Reynolds Group Holdings, Inc., US Term Loan	6.750%	5/05/16	BB–	986,950
2,100	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.500%	6/30/16	BB	2,132,812
988	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	999,863
965	Travelport LLC, Delayed Term Loan	4.963%	8/21/15	Ba3	941,358
213	Travelport LLC, Letter of Credit	4.803%	8/21/15	Ba3	207,838
660	Travelport LLC, Term Loan	4.963%	8/21/15	Ba3	643,520
840	Venetian Casino Resort LLC, Delayed Term Loan	3.040%	11/23/16	B1	836,298
3,653	Venetian Casino Resort LLC, Tranche B, Term Loan	3.040%	11/23/16	B1	3,640,568

35,333	Total Hotels, Restaurants & Leisure				34,795,777

	Household Durables – 1.4% (1.1% of Total Investments)

3,182	Spectrum Brands, Inc., Term Loan	8.000%	6/16/16	B	3,221,613

	Household Products – 0.7% (0.5% of Total Investments)

1,496	Visant Holding Corporation, Tranche B, Term Loan	7.000%	12/22/16	BB–	1,518,227

	Internet Software & Services – 1.5% (1.1% of Total Investments)

1,451	Open Solutions, Inc., Term Loan B	2.425%	1/23/14	BB–	1,270,362
1,990	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB	2,019,850

3,441	Total Internet Software & Services				3,290,212

	IT Services – 6.1% (4.5% of Total Investments)

998	Evertec, Inc., Term Loan B	7.000%	9/30/16	BB–	1,014,333
913	First Data Corporation, Term Loan B1	3.010%	9/24/14	B+	865,673
2,370	First Data Corporation, Term Loan B2	3.010%	9/24/14	B+	2,246,530
2,000	First Data Corporation, Term Loan B3, WI/DD	TBD	TBD	B+	1,895,910
122	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.010%	7/28/12	B+	120,211
542	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.010%	7/28/15	B+	529,128
1,052	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	8.270%	9/02/14	B–	469,259
2,090	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.510%	3/02/14	CCC+	1,609,300
259	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	4.010%	7/28/12	B+	255,048
3,610	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.510%	3/02/14	CCC+	2,794,743
1,033	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.010%	7/28/15	B+	1,005,419
900	Syniverse Holdings, Inc., Term Loan	5.250%	12/21/17	BB–	915,375

15,889	Total IT Services				13,720,929

	Leisure Equipment & Products – 3.0% (2.2% of Total Investments)

2,089	BLB Management Services, Inc., Term Loan, DD1	8.500%	11/05/15	BB–	2,105,041
3,244	Bombardier Recreational Products, Inc., Term Loan	2.810%	6/28/13	B–	3,231,357
1,448	Cedar Fair LP, Term Loan	5.500%	12/15/16	Ba2	1,470,309

6,781	Total Leisure Equipment & Products				6,806,707

	Media – 11.0% (8.1% of Total Investments)

1,614	Carmike Cinemas, Inc., Term Loan	5.500%	1/27/16	B1	1,635,605
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.760%	3/06/14	BB+	982,500
1,250	Citadel Broadcasting Corporation, Term Loan, (7)	4.250%	12/30/16	Baa3	1,264,698
975	Emmis Operating Company, Term Loan	4.303%	11/01/13	Caa2	909,117
1,474	Gray Television, Inc., Term Loan B	3.770%	12/31/14	B	1,458,321
2,388	Interactive Data Corporation, Term Loan	6.750%	1/29/17	Ba3	2,425,800
733	Miramax Film, LLC, Term Loan	7.750%	7/01/16	Ba2	753,500
2,958	Spanish Broadcasting System, Inc., Term Loan B	2.060%	6/11/12	B–	2,891,604
1,022	SuperMedia, Term Loan	11.000%	12/31/15	B–	709,410
7,910	Tribune Company, Term Loan B, (5), (6), DD1	0.000%	6/04/14	Ca	5,831,628
4,933	Univision Communications, Inc., Term Loan	4.510%	3/31/17	B	4,844,216
1,903	Yell Group PLC, Term Loan	4.010%	7/31/14	B–	965,650

28,160	Total Media				24,672,049

	Metals & Mining – 0.7% (0.5% of Total Investments)

1,500	Novelis, Inc., Term Loan	5.250%	12/17/16	Ba2	1,529,062

Nuveen Investments	17

NSL	Nuveen Senior Income Fund (continued) Portfolio of Investments January 31, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Multiline Retail – 1.6% (1.2% of Total Investments)

$3,490	Neiman Marcus Group, Inc., Term Loan	4.303%	4/06/16	BB–	$3,516,369

	Oil, Gas & Consumable Fuels – 3.6% (2.6% of Total Investments)

166	Alon USA Energy, Inc., Edgington Facility	2.544%	8/05/13	B+	137,195
1,330	Alon USA Energy, Inc., Paramount Facility	2.533%	8/05/13	B+	1,097,482
1,000	Big West Oil LLC, Term Loan	7.000%	3/31/16	B+	1,012,500
295	Calumet Lubricants Company LP, Credit Linked Deposit	4.153%	1/03/15	B1	288,148
2,165	Calumet Lubricants Company LP, Term Loan	4.286%	1/03/15	B1	2,117,229
2,324	Venoco, Inc., Term Loan	4.313%	5/07/14	B	2,311,602
981	Western Refining, Inc., Term Loan	10.750%	5/30/14	B	1,007,098

8,261	Total Oil, Gas & Consumable Fuels				7,971,254

	Paper & Forest Products – 2.9% (2.1% of Total Investments)

2,858	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	2,957,699
3,810	Wilton Products, Term Loan	3.540%	8/01/14	N/R	3,448,270

6,668	Total Paper & Forest Products				6,405,969

	Personal Products – 0.9% (0.7% of Total Investments)

1,985	Revlon Consumer Products Corporation, Term Loan	6.000%	3/11/15	BB–	2,003,609

	Pharmaceuticals – 2.0% (1.4% of Total Investments)

1,120	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	1,137,033
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan (5), (6)	0.000%	5/03/13	Ca	185,000
1,917	Graceway Pharmaceuticals LLC, Term Loan, (7)	5.010%	5/03/12	Caa2	907,193
235	Warner Chilcott Corporation, Add on Term Loan	6.250%	4/30/15	BB	237,085
610	Warner Chilcott Corporation, Term Loan A	6.000%	10/30/14	BB	612,458
302	Warner Chilcott Corporation, Term Loan B1	6.250%	4/30/15	BB	304,739
503	Warner Chilcott Corporation, Term Loan B2	6.250%	4/30/15	BB	507,446
498	Warner Chilcott Corporation, Term Loan B3	6.500%	2/22/16	BB	504,650

7,185	Total Pharmaceuticals				4,395,604

	Professional Services – 1.1% (0.8% of Total Investments)

1,824	U.S. Investigations Services, Inc., Term Loan	7.750%	2/21/15	B+	1,851,529
728	Vertrue Inc., Term Loan	3.310%	8/16/14	Ba3	660,989

2,552	Total Professional Services				2,512,518

	Real Estate Management & Development – 2.4% (1.8% of Total Investments)

1,729	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	1,714,602
3,895	Realogy Corporation, Delayed Term Loan	3.287%	10/10/13	B1	3,786,283

5,624	Total Real Estate Management & Development				5,500,885

	Road & Rail – 1.9% (1.4% of Total Investments)

389	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	BB	391,874
3,891	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB–	3,950,921

4,280	Total Road & Rail				4,342,795

	Semiconductors & Equipment – 1.8% (1.4% of Total Investments)

1,193	Freescale Semiconductor, Inc., Term Loan	4.511%	12/01/16	B2	1,197,251
1,800	Microsemi Corporation, Term Loan	5.000%	11/02/17	BB+	1,827,751
1,116	Spansion LLC, Term Loan	6.500%	2/09/15	BB–	1,130,726

4,109	Total Semiconductors & Equipment				4,155,728

	Software – 2.7% (2.0% of Total Investments)

1,532	Dealer Computer Services, Inc., New Term Loan	5.250%	4/21/17	BB–	1,548,046
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.553%	6/01/15	CCC	1,830,000
1,359	IPC Systems, Inc., Term Loan	2.535%	6/02/14	B1	1,324,853
494	Reynolds Group Holdings, Inc., Incremental US Term Loan	6.250%	5/05/16	BB–	497,933
796	Vertafore, Inc., Term Loan	7.239%	7/29/16	B+	800,727

6,181	Total Software				6,001,559

	Specialty Retail – 2.3% (1.7% of Total Investments)

1,443	Toys “R” Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB–	1,463,987
1,884	Burlington Coat Factory Warehouse Corporation, Term Loan	2.549%	5/28/13	B–	1,880,952
500	Claire’s Stores, Inc., Term Loan B, WI/DD	TBD	TBD	B–	481,518
1,381	Michaels Stores, Inc., Term Loan B1	2.563%	10/31/13	B+	1,378,930

5,208	Total Specialty Retail				5,205,387

18	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Textiles, Apparel & Luxury Goods – 0.4% (0.3% of Total Investments)

$900	Gymboree Corporation, Term Loan	5.500%	11/23/17	B+	$912,797

	Wireless Telecommunication Services – 2.9% (2.1% of Total Investments)

1,975	Asurion Corporation, Term Loan	3.265%	7/03/14	N/R	1,928,248
5,000	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.910%	11/13/15	CCC+	4,507,145

6,975	Total Wireless Telecommunication Services				6,435,393

$272,571	Total Variable Rate Senior Loan Interests (cost $258,967,274)				261,628,898

Shares	Description (1)				Value
	Common Stocks – 4.4% (3.2% of Total Investments)

	Building Products – 1.4% (1.0% of Total Investments)

88,501	Masonite Worldwide Holdings, (8), (9)				$3,130,723

	Hotels, Restaurants & Leisure – 0.7% (0.5% of Total Investments)

40,968	BLB Worldwide Holdings Inc., (9)				440,406
92,505	Herbst Gaming Inc., (9)				1,084,051

	Total Hotels, Restaurants & Leisure				1,524,457

	Media – 2.3% (1.7% of Total Investments)

85,405	Citadel Broadcasting Corporation, (8)				2,519,875
51,773	Metro-Goldwyn-Mayer, (9)				1,151,949
5,339	Philadelphia Newspapers LLC, (9)				557,926
33,484	Readers Digest Association Inc., (8), (9)				849,657

	Total Media				5,079,407

	Total Common Stocks (cost $12,324,001)				9,734,587

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.4% (0.3% of Total Investments)

	Communications Equipment – 0.4% (0.3% of Total Investments)

$1,000	Nortel Networks Corporation, (10)	1.750%	4/15/12	D	$840,000

$1,000	Total Convertible Bonds (cost $780,000)				840,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 10.0% (7.4% of Total Investments)

	Automobiles – 1.0% (0.9% of Total Investments)

$2,500	General Motors Corporation, (6), (11)	8.250%	7/15/23	N/R	$887,500
4,000	General Motors Corporation, (6), (11)	6.750%	5/01/28	N/R	1,390,000

6,500	Total Automobiles				2,277,500

	Biotechnology – 0.7% (0.5% of Total Investments)

2,000	Angiotech Pharmaceuticals, Inc., Floating Rate Note, 3.750% plus three-month LIBOR	4.054%	12/01/13	N/R	1,660,000

	Construction Materials – 1.0% (0.7% of Total Investments)

2,000	Headwaters Inc., 144A	11.375%	11/01/14	B+	2,240,000

	Health Care Equipment & Supplies – 0.5% (0.4% of Total Investments)

1,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	1,075,000

	Health Care Providers & Services – 1.2% (0.9% of Total Investments)

1,750	Select Medical Corporation	7.625%	2/01/15	B–	1,793,750
1,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.204%	9/15/15	CCC+	955,000

2,750	Total Health Care Providers & Services				2,748,750

	Household Durables – 0.3% (0.2% of Total Investments)

700	William Lyon Homes Inc., Unsecured Senior Note	10.750%	4/01/13	CC	612,500

	Internet Software & Services – 0.3% (0.2% of Total Investments)

850	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	609,875

Nuveen Investments	19

NSL	Nuveen Senior Income Fund (continued) Portfolio of Investments January 31, 2011 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Machinery – 0.9% (0.6% of Total Investments)

$2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	$1,920,000

	Media – 1.8% (1.3% of Total Investments)

1,700	Clear Channel Communications, Inc.	5.500%	9/15/14	C	1,466,250
2,000	Clear Channel Communications, Inc.	10.750%	8/01/16	C	1,885,000
1,000	Clear Channel Communications, Inc.	6.875%	6/15/18	C	680,000

4,700	Total Media				4,031,250

	Multiline Retail – 0.7% (0.5% of Total Investments)

1,500	Sprectum Brands Inc., 144A	9.500%	6/15/18	B	1,653,750

	Multi-Utilities – 0.2% (0.2% of Total Investments)

500	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CC	517,500

	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)

1,100	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.804%	6/15/14	B3	1,215,500

	Paper & Forest Products – 0.4% (0.3% of Total Investments)

1,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	4.054%	8/01/14	B	966,250

	Road & Rail – 0.4% (0.3% of Total Investments)

1,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.804%	5/15/14	B	976,250

	Specialty Retail – 0.0% (0.0% of Total Investments)

480	Local Insight Regatta Holdings	11.000%	12/01/17	N/R	22,200

$28,080	Total Corporate Bonds (cost $20,601,661)				22,526,325

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.9% (2.9% of Total Investments)

$8,760	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/11, repurchase price $8,759,941, collateralized by $8,925,000 U.S. Treasury Notes, 2.000%, due 1/31/16, value $8,936,156	0.020%	2/01/11		$8,759,936

	Total Short-Term Investments (cost $8,759,936)				8,759,936

	Total Investments (cost $301,432,872) – 135.4%				303,489,746

	Borrowings – (33.0)% (12), (13)				(73,950,000)

	Other Assets Less Liabilities – (2.4)%				(5,347,405)

	Net Assets Applicable to Common Shares – 100%				$224,192,341

20	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(6)	At or subsequent to January 31, 2011, this issue was under the protection of the Federal Bankruptcy Court or has filed for bankruptcy.
(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.
(10)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(11)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(12)	Borrowings as a percentage of Total Investments is 24.4%.
(13)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
See accompanying notes to financial statements.

Nuveen Investments	21

JFR	Nuveen Floating Rate Income Fund Portfolio of Investments
January 31, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 119.0% (86.1% of Total Investments) (4)

	Aerospace & Defense – 0.9% (0.6% of Total Investments)

$281	Hawker Beechcraft, LLC, LC Facility, DD1	2.303%	3/26/14	CCC+	$251,125
494	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	497,577
4,683	Hawker Beechcraft, LLC, Term Loan, DD1	2.272%	3/26/14	CCC+	4,189,603

5,458	Total Aerospace & Defense				4,938,305

	Air Freight & Logistics – 0.3% (0.2% of Total Investments)

1,800	Transdigm, Inc., Term Loan	5.000%	12/06/16	Ba2	1,831,163

	Airlines – 2.5% (1.8% of Total Investments)

4,267	Delta Air Lines, Inc., Term Loan	3.511%	4/30/14	B	4,219,443
10,446	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB–	10,363,083

14,713	Total Airlines				14,582,526

	Auto Components – 4.0% (2.9% of Total Investments)

7,286	Capital Automotive LP, Tranche C	5.000%	12/14/12	Ba3	7,394,790
10,347	Federal-Mogul Corporation, Tranche B, Term Loan	2.198%	12/29/14	Ba3	10,077,969
5,714	Federal-Mogul Corporation, Tranche C, Term Loan	2.198%	12/28/15	Ba3	5,565,413

23,347	Total Auto Components				23,038,172

	Biotechnology – 1.1% (0.8% of Total Investments)

6,000	Grifols, Term Loan, WI/DD	TBD	TBD	BB	6,101,874

	Building Products – 2.3% (1.7% of Total Investments)

2,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B–	2,072,990
11,305	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	11,422,436

13,305	Total Building Products				13,495,426

	Capital Markets – 0.3% (0.2% of Total Investments)

591	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	599,433
1,409	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	1,428,567

2,000	Total Capital Markets				2,028,000

	Chemicals – 3.4% (2.4% of Total Investments)

1,401	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.063%	5/05/15	Ba3	1,408,159
596	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.063%	5/05/15	Ba3	598,950
3,420	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	B1	3,547,774
3,422	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	B1	3,549,953
2,808	Styron Corporation, Term Loan	7.500%	6/17/16	B+	2,855,385
4,239	Univar, Inc., Add-on Term Loan	6.250%	6/30/17	B	4,292,367
3,363	Univar, Inc., Term Loan	6.250%	11/30/16	B	3,405,058

19,249	Total Chemicals				19,657,646

	Commercial Banks – 0.4% (0.2% of Total Investments)

2,000	Fifth Third Processing Solutions LLC, Term Loan	5.500%	11/03/16	BB–	2,034,000

	Commercial Services & Supplies – 1.2% (0.8% of Total Investments)

627	ServiceMaster Company, Delayed Term Loan	2.760%	7/24/14	B+	619,917
6,301	ServiceMaster Company, Term Loan	2.775%	7/24/14	B+	6,224,994

6,928	Total Commercial Services & Supplies				6,844,911

	Communications Equipment – 6.2% (4.5% of Total Investments)

18,503	Avaya, Inc., Term Loan, DD1	3.034%	10/24/14	B+	18,111,804
3,750	CommScope Inc., Term Loan	5.000%	1/14/18	BB	3,834,375
9,533	Intelsat, Term Loan	5.250%	4/02/18	BB–	9,672,739
3,467	Presidio, Inc., Term Loan	7.500%	12/16/15	Ba3	3,427,667
1,001	Telcordia Technologies, Inc., New Term Loan	6.750%	4/30/16	B+	1,010,223

36,254	Total Communications Equipment				36,056,808

	Consumer Finance – 0.1% (0.1% of Total Investments)

1,006	Peach Holdings, Inc., Term Loan	6.250%	11/21/13	CCC–	858,889

	Containers & Packaging – 1.8% (1.3% of Total Investments)

2,851	Graham Packaging Company LP, Term Loan C	6.750%	4/05/14	B+	2,901,353
1,995	Graham Packaging Company LP, Term Loan D	6.000%	9/23/16	B+	2,034,485

22	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Containers & Packaging (continued)

$800	Reynolds Group Holdings, Inc., Term Loan A	6.250%	8/06/15	Ba3	$804,500
4,800	Reynolds Group Holdings, Inc., Term Loan D	6.500%	5/05/16	Ba3	4,831,987

10,446	Total Containers & Packaging				10,572,325

	Diversified Consumer Services – 2.1% (1.5% of Total Investments)

6,000	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/17/17	B+	6,053,550
2,400	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	2,454,000
3,685	Cengage Learning Acquisitions, Inc., Term Loan	2.550%	7/03/14	B+	3,631,472

12,085	Total Diversified Consumer Services				12,139,022

	Diversified Financial Services – 2.2% (1.6% of Total Investments)

2,072	CIT Group, Inc., Tranche 3, Term Loan	6.250%	8/11/15	BB	2,127,180
1,727	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,729,274
8,682	Pinafore LLC, Term Loan	6.250%	9/29/16	BB	8,828,756

12,481	Total Diversified Financial Services				12,685,210

	Diversified Telecommunication Services – 1.2% (0.9% of Total Investments)

6,800	Level 3 Financing, Inc., Term Loan	2.553%	3/13/14	B+	6,638,500
295	MetroPCS Wireless, Inc., Tranche B1, Term Loan	2.563%	11/03/13	Ba1	295,695

7,095	Total Diversified Telecommunication Services				6,934,195

	Electric Utilities – 0.8% (0.6% of Total Investments)

2,593	TXU Corporation, Term Loan B2	3.786%	10/10/14	B2	2,149,381
2,880	TXU Corporation, Term Loan B3	3.763%	10/10/14	B2	2,384,162

5,473	Total Electric Utilities				4,533,543

	Electrical Equipment – 1.9% (1.4% of Total Investments)

11,120	Allison Transmission Holdings, Inc., Term Loan	3.022%	8/07/14	B	11,114,363

	Food & Staples Retailing – 2.8% (2.0% of Total Investments)

16,620	U.S. Foodservice, Inc., Term Loan	2.760%	7/03/14	B2	16,075,028

	Food Products – 3.2% (2.3% of Total Investments)

1,200	Darling International, Inc., Term Loan	5.750%	12/17/16	BB+	1,217,250
1,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	9.250%	6/13/12	BB–	1,012,500
4,535	Michael Foods Group, Inc., Term Loan B	6.250%	6/29/16	BB–	4,612,829
5,400	NBTY, Inc., Term Loan	6.250%	10/01/17	BB–	5,492,815
3,990	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	4,037,381
2,220	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	2,252,713

18,345	Total Food Products				18,625,488

	Health Care Equipment & Supplies – 0.6% (0.5% of Total Investments)

144	Fenwal, Inc., Delayed Term Loan	2.544%	2/28/14	B	134,836
841	Fenwal, Inc., Term Loan	2.544%	2/28/14	B	786,544
1,177	Symbion, Inc., Term Loan A	3.510%	8/23/13	B1	1,138,743
1,745	Symbion, Inc., Term Loan B	3.510%	8/25/14	B1	1,688,491

3,907	Total Health Care Equipment & Supplies				3,748,614

	Health Care Providers & Services – 10.1% (7.3% of Total Investments)

1,489	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,500,536
406	Community Health Systems, Inc., Delayed Term Loan	2.544%	7/25/14	BB	404,268
7,877	Community Health Systems, Inc., Term Loan	2.544%	7/25/14	BB	7,847,662
5,590	Gentiva Health Services, Inc., Term Loan B	6.750%	8/17/16	Ba2	5,687,666
1,480	Healthspring, Term Loan	6.000%	10/21/16	Ba3	1,489,250
1,163	IASIS Healthcare LLC, PIK Term Loan	5.554%	6/16/14	CCC+	1,150,390
4,088	LifeCare, Term Loan B	6.500%	8/10/12	B2	4,047,541
4,000	LifeCare, Term Loan, WI/DD	TBD	TBD	Caa1	3,840,000
1,500	MedAssets, Inc., Term Loan	5.250%	11/16/16	BB	1,523,126
4,846	MultiPlan, Inc., Term Loan	6.500%	8/26/17	Ba3	4,901,431
1,713	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,733,323
1,200	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	1,219,876
4,984	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	4,989,917
2,255	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	2,275,804
9,000	Universal Health Services, Term Loan	5.500%	11/15/16	BB+	9,169,524
6,930	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	7,002,648

58,521	Total Health Care Providers & Services				58,782,962

Nuveen Investments	23

JFR	Nuveen Floating Rate Income Fund (continued) Portfolio of Investments January 31, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Hotels, Restaurants & Leisure – 13.1% (9.6% of Total Investments)

$4,975	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	$4,928,359
71	Buffets, Inc., 1st Lien PF/LC Loan	7.553%	4/22/15	N/R	68,102
9,000	Burger King Corporation, Term Loan B	6.250%	10/19/16	BB–	9,153,981
923	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB–	925,432
2,550	Dunkin Brands, Inc., Term Loan	5.750%	11/23/17	B+	2,596,318
1,500	Harrah’s Operating Company, Inc., Term Loan B1	3.303%	1/28/15	B	1,398,046
5,000	Harrah’s Operating Company, Inc., Term Loan B2	3.303%	1/28/15	B	4,667,970
1,981	Harrah’s Operating Company, Inc., Term Loan B3	3.303%	1/28/15	B	1,850,236
921	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.000%	11/25/13	B+	922,168
1,001	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.000%	11/25/13	B+	1,002,520
2,462	Isle of Capri Casinos, Inc., Delayed Term Loan	5.000%	11/25/13	B+	2,465,894
5,110	Orbitz Worldwide, Inc., Term Loan	3.281%	7/25/14	B+	4,788,859
581	OSI Restaurant Partners LLC, Revolver	2.027%	6/14/13	B+	572,065
5,267	OSI Restaurant Partners LLC, Term Loan	2.625%	6/14/14	B+	5,185,926
2,944	Reynolds Group Holdings, Inc., US Term Loan	6.750%	5/05/16	BB–	2,960,850
6,300	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.500%	6/30/16	BB	6,398,438
7,918	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	8,016,488
1,930	Travelport LLC, Delayed Term Loan	4.963%	8/21/15	Ba3	1,882,715
674	Travelport LLC, Letter of Credit	4.803%	8/21/15	Ba3	657,573
3,199	Travelport LLC, Term Loan	4.963%	8/21/15	Ba3	3,120,284
2,572	Venetian Casino Resort LLC, Delayed Term Loan	3.040%	11/23/16	B1	2,560,888
10,831	Venetian Casino Resort LLC, Tranche B, Term Loan	3.040%	11/23/16	B1	10,794,700

77,710	Total Hotels, Restaurants & Leisure				76,917,812

	Household Durables – 1.5% (1.1% of Total Investments)

8,486	Spectrum Brands, Inc., Term Loan	8.000%	6/16/16	B	8,591,868

	Household Products – 0.5% (0.4% of Total Investments)

2,993	Visant Holding Corporation, Tranche B, Term Loan	7.000%	12/22/16	BB–	3,036,454

	Internet Software & Services – 1.3% (0.9% of Total Investments)

758	Open Solutions, Inc., Term Loan B	2.425%	1/23/14	BB–	663,921
2,971	Sabre, Inc., Term Loan	2.276%	9/30/14	B1	2,783,706
3,980	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB	4,039,700

7,709	Total Internet Software & Services				7,487,327

	IT Services – 6.6% (4.8% of Total Investments)

1,000	Attachmate Corporation, Second Lien Term Loan	7.054%	10/13/13	CCC+	995,000
1,995	Evertec, Inc., Term Loan B	7.000%	9/30/16	BB–	2,028,666
2,000	First Data Corporation, Term Loan B1, WI/DD	TBD	TBD	B+	1,896,388
7,240	First Data Corporation, Term Loan B2	3.010%	9/24/14	B+	6,863,755
5,664	First Data Corporation, Term Loan B3	3.010%	9/24/14	B+	5,369,448
122	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.010%	7/28/12	B+	120,211
1,855	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.010%	7/28/15	B+	1,810,263
4,710	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	8.270%	9/02/14	B–	2,101,827
2,475	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.510%	3/02/14	CCC+	1,905,750
259	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	4.010%	7/28/12	B+	255,048
4,275	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.510%	3/02/14	CCC+	3,309,564
3,549	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.010%	7/28/15	B+	3,456,193
6,020	SunGard Data Systems, Inc., Term Loan B	2.011%	2/28/14	BB	6,006,625
2,400	Syniverse Holdings, Inc., Term Loan	5.250%	12/21/17	BB–	2,440,999

43,564	Total IT Services				38,559,737

	Leisure Equipment & Products – 3.6% (2.6% of Total Investments)

2,121	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB–	2,136,438
14,341	Bombardier Recreational Products, Inc., Term Loan	2.810%	6/28/13	B–	14,287,058
4,178	Cedar Fair LP, Term Loan	5.500%	12/15/16	Ba2	4,242,959

20,640	Total Leisure Equipment & Products				20,666,455

	Media – 11.3% (8.2% of Total Investments)

3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.760%	3/06/14	BB+	2,947,500
2,370	Citadel Broadcasting Corporation, Term Loan, (7)	4.250%	12/30/16	Baa3	2,397,882
1,604	Gray Television, Inc., Term Loan B	3.770%	12/31/14	B	1,586,699
6,368	Interactive Data Corporation, Term Loan	6.750%	1/29/17	Ba3	6,468,799
3,209	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB–	3,206,368
1,467	Miramax Film, LLC, Term Loan	7.750%	7/01/16	Ba2	1,507,000
67	Nielsen Finance LLC, Term Loan A	2.261%	8/09/13	BB–	66,852
3,497	Nielsen Finance LLC, Term Loan B	4.011%	5/02/16	BB–	3,531,157

24	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Media (continued)

$1,096	Nielsen Finance LLC, Term Loan C	4.011%	5/02/16	BB–	$1,102,425
5,365	Spanish Broadcasting System, Inc., Term Loan B	2.060%	6/11/12	B–	5,243,830
2,724	SuperMedia, Term Loan	11.000%	12/31/15	B–	1,891,761
12,432	Tribune Company, Term Loan B, (5), (6), DD1	0.000%	6/04/14	Ca	9,165,823
22,693	Univision Communications, Inc., Term Loan	4.510%	3/31/17	B	22,283,400
2,000	UPC Broadband Holding BV, Term Loan N	3.761%	12/31/17	Ba3	2,004,584
4,844	Yell Group PLC, Term Loan	4.010%	7/31/14	B–	2,458,551

72,736	Total Media				65,862,631

	Metals & Mining – 1.5% (1.1% of Total Investments)

3,634	John Maneely Company, Term Loan	3.553%	12/09/13	B	3,600,044
5,000	Novelis, Inc., Term Loan	5.250%	12/17/16	Ba2	5,096,875

8,634	Total Metals & Mining				8,696,919

	Multiline Retail – 1.2% (0.8% of Total Investments)

6,780	Neiman Marcus Group, Inc., Term Loan	4.303%	4/06/16	BB–	6,830,442

	Oil, Gas & Consumable Fuels – 2.9% (2.1% of Total Investments)

257	Alon USA Energy, Inc., Edgington Facility	2.544%	8/05/13	B+	212,315
2,059	Alon USA Energy, Inc., Paramount Facility	2.533%	8/05/13	B+	1,698,405
2,500	Big West Oil LLC, Term Loan	7.000%	3/31/16	B+	2,531,250
1,834	Brand Energy & Infrastructure Services, Inc., Term Loan B	2.563%	2/07/14	B1	1,809,627
412	Calumet Lubricants Company LP, Credit Linked Deposit	4.153%	1/03/15	B1	403,199
3,029	Calumet Lubricants Company LP, Term Loan	4.286%	1/03/15	B1	2,962,585
2,917	CCS Income Trust, Term Loan	3.304%	11/14/14	B	2,790,575
3,282	Venoco, Inc., Term Loan	4.313%	5/07/14	B	3,265,051
981	Western Refining, Inc., Term Loan	10.750%	5/30/14	B	1,007,098

17,271	Total Oil, Gas & Consumable Fuels				16,680,105

	Paper & Forest Products – 1.6% (1.2% of Total Investments)

4,763	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	4,929,498
4,897	Wilton Products, Term Loan	3.540%	8/01/14	N/R	4,432,028

9,660	Total Paper & Forest Products				9,361,526

	Personal Products – 0.7% (0.5% of Total Investments)

3,970	Revlon Consumer Products Corporation, Term Loan	6.000%	3/11/15	BB–	4,007,219

	Pharmaceuticals – 2.7% (2.0% of Total Investments)

2,800	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	2,842,580
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5), (6)	0.000%	5/03/13	Ca	520,310
1,565	Graceway Pharmaceuticals LLC, Term Loan, (7)	5.010%	5/03/12	Caa2	740,521
1,531	Warner Chilcott Corporation, Add on Term Loan	6.250%	4/30/15	BB	1,545,092
3,956	Warner Chilcott Corporation, Term Loan A	6.000%	10/30/14	BB	3,971,143
1,830	Warner Chilcott Corporation, Term Loan B1	6.250%	4/30/15	BB	1,847,160
3,048	Warner Chilcott Corporation, Term Loan B2	6.250%	4/30/15	BB	3,075,855
1,276	Warner Chilcott Corporation, Term Loan B3	6.500%	2/22/16	BB	1,293,165

21,631	Total Pharmaceuticals				15,835,826

	Professional Services – 0.1% (0.1% of Total Investments)

728	Vertrue Inc., Term Loan	3.310%	8/16/14	Ba3	660,989

	Real Estate Management & Development – 2.5% (1.8% of Total Investments)

6,057	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	6,005,374
8,775	Realogy Corporation, Delayed Term Loan	3.287%	10/10/13	B1	8,529,046

14,832	Total Real Estate Management & Development				14,534,420

	Road & Rail – 2.2% (1.6% of Total Investments)

649	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	BB	653,124
11,674	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB–	11,852,760

12,323	Total Road & Rail				12,505,884

	Semiconductors & Equipment – 2.4% (1.7% of Total Investments)

12,307	Freescale Semiconductor, Inc., Term Loan, DD1	4.511%	12/01/16	B2	12,355,025
1,674	Spansion LLC, Term Loan	6.500%	2/09/15	BB–	1,696,085

13,981	Total Semiconductors & Equipment				14,051,110

Nuveen Investments	25

JFR	Nuveen Floating Rate Income Fund (continued) Portfolio of Investments January 31, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Software – 3.6% (2.6% of Total Investments)

$7,709	Dealer Computer Services, Inc., New Term Loan	5.250%	4/21/17	BB–	$7,786,951
7,000	IPC Systems, Inc., Term Loan, Second Lien	5.553%	6/01/15	CCC	6,405,000
4,631	IPC Systems, Inc., Term Loan	2.535%	6/02/14	B1	4,515,600
1,975	Reynolds Group Holdings, Inc., Incremental US Term Loan	6.250%	5/05/16	BB–	1,991,732

21,315	Total Software				20,699,283

	Specialty Retail – 5.3% (3.8% of Total Investments)

8,646	Toys “R” Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB–	8,772,995
9,331	Burlington Coat Factory Warehouse Corporation, Term Loan	2.549%	5/28/13	B–	9,315,925
1,000	Claire’s Stores, Inc., Term Loan B, WI/DD	TBD	TBD	B–	963,034
6,934	Michaels Stores, Inc., Term Loan B1	2.563%	10/31/13	B+	6,921,591
1,143	Michaels Stores, Inc., Term Loan B2	4.813%	7/31/16	B+	1,157,995
2,250	Petco Animal Supplies, Inc., Term Loan	6.000%	11/24/17	B1	2,284,276
1,088	Pilot Travel Centers LLC, Term Loan	5.250%	6/30/16	BBB–	1,108,760

30,392	Total Specialty Retail				30,524,576

	Textiles, Apparel & Luxury Goods – 0.3% (0.2% of Total Investments)

1,800	Gymboree Corporation, Term Loan	5.500%	11/23/17	B+	1,825,594

	Wireless Telecommunication Services – 4.7% (3.4% of Total Investments)

10,863	Asurion Corporation, Term Loan	3.265%	7/03/14	N/R	10,605,362
15,000	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.910%	11/13/15	CCC+	13,521,434
3,212	MetroPCS Wireless, Inc., Tranche B2, Term Loan	3.813%	11/03/16	Ba1	3,241,963

29,075	Total Wireless Telecommunication Services				27,368,759

$714,383	Total Variable Rate Senior Loan Interests (cost $665,437,522)				691,383,406

Shares	Description (1)				Value
	Common Stocks – 3.4% (2.5% of Total Investments)

	Building Products – 1.8% (1.3% of Total Investments)

301,905	Masonite Worldwide Holdings, (8), (9)				$10,679,889

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

42,041	BLB Worldwide Holdings Inc., (9)				451,941

	Media – 1.5% (1.1% of Total Investments)

36,467	Citadel Broadcasting Corp Class B Shares, (8)				1,094,192
8,135	Citadel Broadcasting Corporation, (8)				240,023
215,163	Metro-Goldwyn-Mayer, (9)				4,787,377
13,347	Philadelphia Newspapers LLC, (9)				1,394,762
49,989	Readers Digest Association Inc., (8), (9)				1,268,471

	Total Media				8,784,825

	Total Common Stocks (cost $31,273,260)				19,916,655

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)

	Airlines – 0.2% (0.1% of Total Investments)

$1,000	UAL Corporation	4.500%	6/30/21	CCC+	$1,043,000

	Communications Equipment – 0.1% (0.1% of Total Investments)

500	Nortel Networks Corporation, (10)	1.750%	4/15/12	D	420,000

$1,500	Total Convertible Bonds (cost $1,363,627)				1,463,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 6.4% (4.7% of Total Investments)

	Automobiles – 0.2% (0.2% of Total Investments)

$4,000	General Motors Corporation, (6), (11)	8.250%	7/15/23	N/R	$1,420,000

	Biotechnology – 0.1% (0.1% of Total Investments)

1,023	Angiotech Pharmaceuticals, Inc., Floating Rate Note, 3.750% plus three-month LIBOR	4.054%	12/01/13	N/R	849,090

26	Nuveen Investments

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Construction Materials – 0.2% (0.1% of Total Investments)

$1,000	Headwaters Inc., 144A	11.375%	11/01/14	B+	$1,120,000

	Diversified Telecommunication Services – 0.3% (0.2% of Total Investments)

2,000	Nortel Networks Limited, (10)	0.000%	7/15/11	N/R	1,700,000

	Health Care Equipment & Supplies – 0.5% (0.3% of Total Investments)

2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,687,500

	Health Care Providers & Services – 1.3% (0.9% of Total Investments)

2,000	Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	2,030,000
2,000	HCA Inc., 144A	8.500%	4/15/19	BB	2,240,000
2,500	Select Medical Corporation	7.625%	2/01/15	B–	2,562,500
500	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.204%	9/15/15	CCC+	477,500

7,000	Total Health Care Providers & Services				7,310,000

	Internet Software & Services – 0.2% (0.2% of Total Investments)

2,010	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,442,175

	IT Services – 0.2% (0.1% of Total Investments)

1,108	First Data Corporation	10.550%	9/24/15	B–	1,124,906

	Media – 1.1% (0.8% of Total Investments)

3,700	Clear Channel Communications, Inc.	5.500%	9/15/14	C	3,191,250
3,250	Clear Channel Communications, Inc.	10.750%	8/01/16	C	3,063,125

6,950	Total Media				6,254,375

	Multiline Retail – 0.4% (0.3% of Total Investments)

2,250	Sprectum Brands Inc., 144A	9.500%	6/15/18	B	2,480,625

	Oil, Gas & Consumable Fuels – 0.5% (0.4% of Total Investments)

2,500	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.804%	6/15/14	B3	2,762,500

	Paper & Forest Products – 0.3% (0.3% of Total Investments)

2,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	4.054%	8/01/14	B	1,932,500

	Road & Rail – 0.7% (0.5% of Total Investments)

2,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.804%	5/15/14	B	1,952,500
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B–	2,172,500

4,000	Total Road & Rail				4,125,000

	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB–	2,195,000

$40,341	Total Corporate Bonds (cost $33,290,112)				37,403,671

Shares	Description (1)				Value
	Investment Companies – 2.3% (1.6% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$6,033,576
963,820	Eaton Vance Senior Income Trust				7,112,992

	Total Investment Companies Funds (cost $11,947,776)				13,146,568

Shares	Description (1)				Value
	Warrants – 0.6% (0.4% of Total Investments)

117,325	Citadel Broadcasting Corporation				$3,534,416

	Total Warrants (cost $3,575,479)				3,534,416

Nuveen Investments	27

JFR	Nuveen Floating Rate Income Fund (continued) Portfolio of Investments January 31, 2011 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 6.3% (4.5% of Total Investments)

$36,289	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/11, repurchase price $36,288,689, collateralized by $36,835,000 U.S. Treasury Notes, 1.125%, due 6/30/11, value $37,019,175	0.020%	2/01/11	$36,288,669

	Total Short-Term Investments (cost $36,288,669)			36,288,669

	Total Investments (cost $783,176,445) – 138.3%			803,136,385

	Borrowings – (34.1)% (12), (13)			(197,740,000)

	Other Assets Less Liabilities – (4.2)%			(24,813,271)

	Net Assets Applicable to Common Shares – 100%			$580,583,114

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(6)	At or subsequent to January 31, 2011, this issue was under the protection of the Federal Bankruptcy Court or has filed for bankruptcy.
(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.
(10)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(11)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(12)	Borrowings as a percentage of Total Investments is 24.6%.
(13)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
See accompanying notes to financial statements.

28	Nuveen Investments

JRO	Nuveen Floating Rate Income Opportunity Fund Portfolio of Investments
January 31, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 115.6% (87.5% of Total Investments) (4)

	Aerospace & Defense – 1.5% (1.1% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.060%	7/31/14	B	$571,237
555	DAE Aviation Holdings, Inc., Term Loan B2	4.060%	7/31/14	B	551,718
225	Hawker Beechcraft, LLC, LC Facility, DD1	2.303%	3/26/14	CCC+	201,145
494	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	497,577
3,751	Hawker Beechcraft, LLC, Term Loan, DD1	2.272%	3/26/14	CCC+	3,355,769

5,599	Total Aerospace & Defense				5,177,446

	Air Freight & Logistics – 0.4% (0.3% of Total Investments)

1,400	Transdigm, Inc., Term Loan	5.000%	12/06/16	Ba2	1,424,238

	Airlines – 2.1% (1.6% of Total Investments)

2,325	Delta Air Lines, Inc., Term Loan	3.511%	4/30/14	B	2,298,439
5,204	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB–	5,162,831

7,529	Total Airlines				7,461,270

	Auto Components – 4.8% (3.7% of Total Investments)

4,881	Capital Automotive LP, Tranche C	5.000%	12/14/12	Ba3	4,954,616
8,378	Federal-Mogul Corporation, Tranche B, Term Loan	2.198%	12/29/14	Ba3	8,159,755
4,275	Federal-Mogul Corporation, Tranche C, Term Loan	2.198%	12/28/15	Ba3	4,163,958

17,534	Total Auto Components				17,278,329

	Biotechnology – 1.0% (0.8% of Total Investments)

3,600	Grifols, Term Loan, WI/DD	TBD	TBD	BB	3,661,124

	Building Products – 3.3% (2.5% of Total Investments)

3,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B–	3,109,485
8,645	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	8,734,805

11,645	Total Building Products				11,844,290

	Capital Markets – 0.3% (0.2% of Total Investments)

296	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	299,716
704	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	714,284

1,000	Total Capital Markets				1,014,000

	Chemicals – 2.9% (2.2% of Total Investments)

1,445	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.063%	5/05/15	Ba3	1,452,800
609	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.063%	5/05/15	Ba3	612,760
1,362	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	B1	1,412,894
1,363	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	B1	1,413,761
2,096	Styron Corporation, Term Loan	7.500%	6/17/16	B+	2,131,624
3,392	Univar, Inc., Add-on Term Loan	6.250%	6/30/17	B	3,433,894

10,267	Total Chemicals				10,457,733

	Commercial Banks – 0.3% (0.3% of Total Investments)

1,200	Fifth Third Processing Solutions LLC, Term Loan	5.500%	11/03/16	BB–	1,220,400

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

88	ServiceMaster Company, Delayed Term Loan	2.760%	7/24/14	B+	87,425
889	ServiceMaster Company, Term Loan	2.775%	7/24/14	B+	877,896

977	Total Commercial Services & Supplies				965,321

	Communications Equipment – 6.3% (4.7% of Total Investments)

12,318	Avaya, Inc., Term Loan	3.034%	10/24/14	B+	12,057,867
2,250	CommScope Inc., Term Loan	5.000%	1/14/18	BB	2,300,625
5,200	Intelsat, Term Loan	5.250%	4/02/18	BB–	5,276,040
1,733	Presidio, Inc., Term Loan	7.500%	12/16/15	Ba3	1,713,833
1,001	Telcordia Technologies, Inc., New Term Loan	6.750%	4/30/16	B+	1,010,223

22,502	Total Communications Equipment				22,358,588

	Containers & Packaging – 1.6% (1.2% of Total Investments)

1,330	Graham Packaging Company LP, Term Loan D	6.000%	9/23/16	B+	1,356,323
600	Reynolds Group Holdings, Inc., Term Loan A	6.250%	8/06/15	Ba3	603,375

Nuveen Investments	29

JRO	Nuveen Floating Rate Income Opportunity Fund (continued) Portfolio of Investments January 31, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Containers & Packaging (continued)

$3,600	Reynolds Group Holdings, Inc., Term Loan D	6.500%	5/05/16	Ba3	$3,623,990

5,530	Total Containers & Packaging				5,583,688

	Diversified Consumer Services – 2.8% (2.1% of Total Investments)

4,000	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/17/17	B+	4,035,700
1,800	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	1,840,500
2,137	Cengage Learning Acquisitions, Inc., Term Loan	2.550%	7/03/14	B+	2,105,533
252	Laureate Education, Inc., Delayed Draw Term Loan	3.554%	8/15/14	B1	246,166
1,685	Laureate Education, Inc., Term Loan B	3.554%	8/15/14	B1	1,644,243

9,874	Total Diversified Consumer Services				9,872,142

	Diversified Financial Services – 2.7% (2.1% of Total Investments)

1,243	CIT Group, Inc., Tranche 3, Term Loan	6.250%	8/11/15	BB	1,276,308
1,727	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,729,274
6,610	Pinafore LLC, Term Loan	6.250%	9/29/16	BB	6,721,894

9,580	Total Diversified Financial Services				9,727,476

	Diversified Telecommunication Services – 1.8% (1.4% of Total Investments)

2,000	Intelsat, Unsecured Term Loan	2.803%	2/01/14	B+	1,936,876
4,533	Level 3 Financing, Inc., Term Loan	2.553%	3/13/14	B+	4,425,667
158	MetroPCS Wireless, Inc., Tranche B1, Term Loan	2.563%	11/03/13	Ba1	158,184

6,691	Total Diversified Telecommunication Services				6,520,727

	Electric Utilities – 0.6% (0.5% of Total Investments)

1,658	TXU Corporation, Term Loan B2	3.786%	10/10/14	B2	1,374,245
945	TXU Corporation, Term Loan B3	3.763%	10/10/14	B2	782,431

2,603	Total Electric Utilities				2,156,676

	Food & Staples Retailing – 2.5% (1.9% of Total Investments)

9,168	U.S. Foodservice, Inc., Term Loan	2.760%	7/03/14	B2	8,867,148

	Food Products – 3.5% (2.7% of Total Investments)

960	Darling International, Inc., Term Loan	5.750%	12/17/16	BB+	973,800
1,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	9.250%	6/13/12	BB–	1,012,500
2,509	Michael Foods Group, Inc., Term Loan B	6.250%	6/29/16	BB–	2,551,778
3,600	NBTY, Inc., Term Loan	6.250%	10/01/17	BB–	3,661,877
2,993	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	3,028,036
1,332	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	1,351,628

12,394	Total Food Products				12,579,619

	Health Care Equipment & Supplies – 1.0% (0.7% of Total Investments)

238	Fenwal, Inc., Delayed Term Loan	2.544%	2/28/14	B	222,273
755	Fenwal, Inc., Term Loan	2.544%	2/28/14	B	705,545
1,273	Symbion, Inc., Term Loan A	3.510%	8/23/13	B1	1,231,386
1,385	Symbion, Inc., Term Loan B	3.510%	8/25/14	B1	1,340,229

3,651	Total Health Care Equipment & Supplies				3,499,433

	Health Care Providers & Services – 7.5% (5.7% of Total Investments)

1,739	Gentiva Health Services, Inc., Term Loan B	6.750%	8/17/16	Ba2	1,769,496
1,480	Healthspring, Term Loan	6.000%	10/21/16	Ba3	1,489,250
2,216	IASIS Healthcare LLC, PIK Term Loan	5.554%	6/16/14	CCC+	2,192,380
398	LifeCare, Term Loan B	6.500%	8/10/12	B2	393,921
500	LifeCare, Term Loan, WI/DD	TBD	TBD	Caa1	480,000
2,908	MultiPlan, Inc., Term Loan	6.500%	8/26/17	Ba3	2,940,859
900	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	914,907
3,491	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	3,495,570
1,503	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	1,517,203
7,000	Universal Health Services, Term Loan	5.500%	11/15/16	BB+	7,131,852
4,395	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	4,441,014

26,530	Total Health Care Providers & Services				26,766,452

	Hotels, Restaurants & Leisure – 13.1% (9.9% of Total Investments)

2,985	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	2,957,016
5,400	Burger King Corporation, Term Loan B	6.250%	10/19/16	BB–	5,492,389
97	CBRL Group, Inc., Term Loan B2	1.790%	4/26/13	BB–	96,750
1,485	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB–	1,488,334
1,500	Harrah’s Operating Company, Inc., Term Loan B1	3.303%	1/28/15	B	1,398,046

30	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Hotels, Restaurants & Leisure (continued)

$3,000	Harrah’s Operating Company, Inc., Term Loan B2	3.303%	1/28/15	B	$2,800,782
1,981	Harrah’s Operating Company, Inc., Term Loan B3	3.303%	1/28/15	B	1,850,236
753	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.000%	11/25/13	B+	753,883
810	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.000%	11/25/13	B+	811,197
1,984	Isle of Capri Casinos, Inc., Delayed Term Loan	5.000%	11/25/13	B+	1,987,587
3,221	Orbitz Worldwide, Inc., Term Loan	3.281%	7/25/14	B+	3,018,708
308	OSI Restaurant Partners LLC, Revolver	2.027%	6/14/13	B+	303,085
2,813	OSI Restaurant Partners LLC, Term Loan	2.625%	6/14/14	B+	2,769,462
981	Reynolds Group Holdings, Inc., US Term Loan	6.750%	5/05/16	BB–	986,950
2,991	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	CCC	2,856,233
4,200	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.500%	6/30/16	BB	4,265,625
3,203	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	3,242,645
1,930	Travelport LLC, Delayed Term Loan	4.963%	8/21/15	Ba3	1,882,715
1,499	Venetian Casino Resort LLC, Delayed Term Loan	3.040%	11/23/16	B1	1,492,591
6,151	Venetian Casino Resort LLC, Tranche B, Term Loan	3.040%	11/23/16	B1	6,131,150

47,292	Total Hotels, Restaurants & Leisure				46,585,384

	Household Durables – 1.7% (1.2% of Total Investments)

5,838	Spectrum Brands, Inc., Term Loan	8.000%	6/16/16	B	5,910,838

	Household Products – 0.4% (0.3% of Total Investments)

1,496	Visant Holding Corporation, Tranche B, Term Loan	7.000%	12/22/16	BB–	1,518,227

	Internet Software & Services – 2.0% (1.5% of Total Investments)

758	Open Solutions, Inc., Term Loan B	2.425%	1/23/14	BB–	663,921
3,850	Sabre, Inc., Term Loan	2.276%	9/30/14	B1	3,606,969
2,985	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB	3,029,775

7,593	Total Internet Software & Services				7,300,665

	IT Services – 7.6% (5.7% of Total Investments)

1,000	Attachmate Corporation, Second Lien Term Loan	7.054%	10/13/13	CCC+	995,000
826	Attachmate Corporation, Term Loan	3.554%	4/13/13	BB–	821,580
998	Evertec, Inc., Term Loan B	7.000%	9/30/16	BB–	1,014,333
11,017	First Data Corporation, Term Loan B2	3.010%	9/24/14	B+	10,443,679
948	First Data Corporation, Term Loan B3	3.010%	9/24/14	B+	899,032
122	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.010%	7/28/12	B+	120,211
535	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.010%	7/28/15	B+	521,755
5,813	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	8.270%	9/02/14	B–	2,593,916
2,292	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.510%	3/02/14	CCC+	1,764,583
259	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	4.010%	7/28/12	B+	255,048
3,958	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.510%	3/02/14	CCC+	3,064,411
1,018	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.010%	7/28/15	B+	991,316
2,015	SunGard Data Systems, Inc., Term Loan B	2.011%	2/28/14	BB	2,010,920
1,500	Syniverse Holdings, Inc., Term Loan	5.250%	12/21/17	BB–	1,525,624

32,301	Total IT Services				27,021,408

	Leisure Equipment & Products – 3.3% (2.5% of Total Investments)

2,121	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB–	2,136,438
7,612	Bombardier Recreational Products, Inc., Term Loan	2.810%	6/28/13	B–	7,583,808
2,172	Cedar Fair LP, Term Loan	5.500%	12/15/16	Ba2	2,205,464

11,905	Total Leisure Equipment & Products				11,925,710

	Media – 12.1% (9.1% of Total Investments)

3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.760%	3/06/14	BB+	2,947,500
2,067	Citadel Broadcasting Corporation, Term Loan, (7)	4.250%	12/30/16	Baa3	2,090,833
792	Cumulus Media, Inc., Term Loan	4.010%	6/11/14	B–	767,428
1,180	Gray Television, Inc., Term Loan B	3.770%	12/31/14	B	1,167,550
2,898	HIT Entertainment, Inc., Term Loan B	5.536%	6/01/12	B2	2,860,238
2,000	HIT Entertainment, Inc., Term Loan	5.790%	2/26/13	CCC–	1,810,000
3,980	Interactive Data Corporation, Term Loan	6.750%	1/29/17	Ba3	4,042,999
733	Miramax Film, LLC, Term Loan	7.750%	7/01/16	Ba2	753,500
82	Nielsen Finance LLC, Term Loan A	2.261%	8/09/13	BB–	81,701
1,340	Nielsen Finance LLC, Term Loan C	4.011%	5/02/16	BB–	1,347,303
2,956	Spanish Broadcasting System, Inc., Term Loan B	2.060%	6/11/12	B–	2,889,092
1,703	SuperMedia, Term Loan	11.000%	12/31/15	B–	1,182,351
12,057	Tribune Company, Term Loan B, (5), (6), DD1	0.000%	6/04/14	Ca	8,889,353

Nuveen Investments	31

JRO	Nuveen Floating Rate Income Opportunity Fund (continued) Portfolio of Investments January 31, 2011 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Media (continued)

$10,853	Univision Communications, Inc., Term Loan	4.510%	3/31/17	B	$10,657,276
3,236	Yell Group PLC, Term Loan	4.010%	7/31/14	B–	1,642,435

48,877	Total Media				43,129,559

	Metals & Mining – 1.1% (0.9% of Total Investments)

4,000	Novelis, Inc., Term Loan	5.250%	12/17/16	Ba2	4,077,500

	Multiline Retail – 1.3% (1.0% of Total Investments)

4,695	Neiman Marcus Group, Inc., Term Loan	4.303%	4/06/16	BB–	4,729,948

	Oil, Gas & Consumable Fuels – 3.9% (3.0% of Total Investments)

222	Alon USA Energy, Inc., Edgington Facility	2.544%	8/05/13	B+	183,055
1,775	Alon USA Energy, Inc., Paramount Facility	2.533%	8/05/13	B+	1,464,318
2,000	Big West Oil LLC, Term Loan	7.000%	3/31/16	B+	2,025,000
575	Calumet Lubricants Company LP, Credit Linked Deposit	4.153%	1/03/15	B1	562,141
4,223	Calumet Lubricants Company LP, Term Loan	4.286%	1/03/15	B1	4,130,443
2,925	CCS Income Trust, Term Loan	3.304%	11/14/14	B	2,797,586
2,814	Venoco, Inc., Term Loan	4.313%	5/07/14	B	2,798,615

14,534	Total Oil, Gas & Consumable Fuels				13,961,158

	Paper & Forest Products – 2.5% (1.8% of Total Investments)

3,810	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	3,943,599
5,306	Wilton Products, Term Loan	3.540%	8/01/14	N/R	4,802,216

9,116	Total Paper & Forest Products				8,745,815

	Pharmaceuticals – 2.7% (2.1% of Total Investments)

2,240	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	2,274,066
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5), (6)	0.000%	5/03/13	Ca	289,062
1,917	Graceway Pharmaceuticals LLC, Term Loan, (7)	5.010%	5/03/12	Caa2	907,193
705	Warner Chilcott Corporation, Add on Term Loan	6.250%	4/30/15	BB	711,254
1,831	Warner Chilcott Corporation, Term Loan A	6.000%	10/30/14	BB	1,837,373
906	Warner Chilcott Corporation, Term Loan B1	6.250%	4/30/15	BB	914,218
1,508	Warner Chilcott Corporation, Term Loan B2	6.250%	4/30/15	BB	1,522,338
1,276	Warner Chilcott Corporation, Term Loan B3	6.500%	2/22/16	BB	1,293,167

13,508	Total Pharmaceuticals				9,748,671

	Real Estate Management & Development – 3.2% (2.4% of Total Investments)

3,786	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	3,753,359
7,810	Realogy Corporation, Delayed Term Loan	3.287%	10/10/13	B1	7,591,021

11,596	Total Real Estate Management & Development				11,344,380

	Road & Rail – 2.6% (1.9% of Total Investments)

519	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	BB	522,499
8,431	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB–	8,560,329

8,950	Total Road & Rail				9,082,828

	Semiconductors & Equipment – 0.7% (0.5% of Total Investments)

1,193	Freescale Semiconductor, Inc., Term Loan	4.511%	12/01/16	B2	1,197,251
1,116	Spansion LLC, Term Loan	6.500%	2/09/15	BB–	1,130,726

2,309	Total Semiconductors & Equipment				2,327,977

	Software – 3.1% (2.4% of Total Investments)

4,621	Dealer Computer Services, Inc., New Term Loan	5.250%	4/21/17	BB–	4,667,510
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.553%	6/01/15	CCC	1,830,000
3,720	IPC Systems, Inc., Term Loan	2.535%	6/02/14	B1	3,627,478
988	Reynolds Group Holdings, Inc., Incremental US Term Loan	6.250%	5/05/16	BB–	995,866

11,329	Total Software				11,120,854

	Specialty Retail – 2.5% (1.9% of Total Investments)

3,596	Toys “R” Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB–	3,649,043
2,381	Burlington Coat Factory Warehouse Corporation, Term Loan	2.549%	5/28/13	B–	2,376,713
1,000	Claire’s Stores, Inc., Term Loan B, WI/DD	TBD	TBD	B–	963,036
2,025	Michaels Stores, Inc., Term Loan B1	2.563%	10/31/13	B+	2,021,195

9,002	Total Specialty Retail				9,009,987

32	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Wireless Telecommunication Services – 4.6% (3.5% of Total Investments)

$4,938	Asurion Corporation, Term Loan	3.265%	7/03/14	N/R	$4,820,620
11,070	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.910%	11/13/15	CCC+	9,978,757
1,718	MetroPCS Wireless, Inc., Tranche B2, Term Loan	3.813%	11/03/16	Ba1	1,734,308

17,726	Total Wireless Telecommunication Services				16,533,685

$431,341	Total Variable Rate Senior Loan Interests (cost $397,550,840)				412,510,694

Shares	Description (1)				Value
	Common Stocks – 3.2% (2.4% of Total Investments)

	Building Products – 1.3% (0.9% of Total Investments)

124,402	Masonite Worldwide Holdings, (8), (9)				$4,400,721

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

42,041	BLB Worldwide Holdings Inc., (9)				451,941

	Media – 1.8% (1.4% of Total Investments)

33,696	Citadel Broadcasting Corp Class B Shares, (8)				1,011,048
7,400	Citadel Broadcasting Corporation, (8)				218,337
193,006	Metro-Goldwyn-Mayer, (9)				4,294,384
600	Philadelphia Newspapers LLC, (9)				62,700
33,776	Readers Digest Association Inc., (8), (9)				857,066

	Total Media				6,443,535

	Total Common Stocks (cost $18,892,221)				11,296,197

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.4% (0.3% of Total Investments)

	Airlines – 0.3% (0.2% of Total Investments)

$1,000	UAL Corporation	4.500%	6/30/21	CCC+	$1,043,000

	Communications Equipment – 0.1% (0.1% of Total Investments)

500	Nortel Networks Corporation, (10)	1.750%	4/15/12	D	420,000

$1,500	Total Convertible Bonds (cost $1,361,397)				1,463,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 9.8% (7.4% of Total Investments)

	Automobiles – 0.4% (0.3% of Total Investments)

$4,000	General Motors Corporation, (6), (11)	8.250%	7/15/23	N/R	$1,420,000

	Construction Materials – 0.6% (0.5% of Total Investments)

2,000	Headwaters Inc., 144A	11.375%	11/01/14	B+	2,240,000

	Diversified Telecommunication Services – 0.2% (0.2% of Total Investments)

1,000	Nortel Networks Limited, (10)	0.000%	7/15/11	N/R	850,000

	Health Care Equipment & Supplies – 0.8% (0.6% of Total Investments)

2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,687,500

	Health Care Providers & Services – 1.8% (1.4% of Total Investments)

2,000	Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	2,030,000
1,000	LifeCare Holdings Inc.	9.250%	8/15/13	C	718,750
1,250	Select Medical Corporation	7.625%	2/01/15	B–	1,281,250
2,500	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.204%	9/15/15	CCC+	2,387,500

6,750	Total Health Care Providers & Services				6,417,500

	Household Durables – 0.2% (0.1% of Total Investments)

700	William Lyon Homes Inc., Unsecured Senior Note	10.750%	4/01/13	CC	612,500

	Internet Software & Services – 0.3% (0.3% of Total Investments)

1,650	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,183,875

	IT Services – 0.3% (0.2% of Total Investments)

1,108	First Data Corporation	10.550%	9/24/15	B–	1,124,906

Nuveen Investments	33

JRO	Nuveen Floating Rate Income Opportunity Fund (continued) Portfolio of Investments January 31, 2011 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Machinery – 0.6% (0.4% of Total Investments)

$2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	$1,920,000

	Media – 2.1% (1.6% of Total Investments)

3,600	Clear Channel Communications, Inc.	5.500%	9/15/14	C	3,105,000
4,750	Clear Channel Communications, Inc.	10.750%	8/01/16	C	4,476,875

8,350	Total Media				7,581,875

	Multiline Retail – 0.7% (0.5% of Total Investments)

2,250	Sprectum Brands Inc., 144A	9.500%	6/15/18	B	2,480,625

	Multi-Utilities – 0.2% (0.1% of Total Investments)

500	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CC	517,500

	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)

1,400	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.804%	6/15/14	B3	1,547,000

	Road & Rail – 0.6% (0.4% of Total Investments)

2,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.804%	5/15/14	B	1,952,500

	Wireless Telecommunication Services – 0.6% (0.5% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB–	2,195,000

$38,208	Total Corporate Bonds (cost $30,137,960)				34,730,781

Shares	Description (1)				Value
	Warrants – 0.8% (0.6% of Total Investments)

100,096	Citadel Broadcasting Corporation				$3,015,392

	Total Warrants (cost $3,050,426)				3,015,392

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.4% (1.8% of Total Investments)

$8,491	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/11, repurchase price $8,491,156, collateralized by $8,655,000 U.S. Treasury Notes, 2.000%, due 1/31/16, value $8,665,819	0.020%	2/01/11		$8,491,151

	Total Short-Term Investments (cost $8,491,151)				8,491,151

	Total Investments (cost $459,483,995) – 132.2%				471,507,215

	Borrowings – (32.9)% (12), (13)				(117,270,000)

	Other Assets Less Liabilities – 0.7%				2,534,316

	Net Assets Applicable to Common Shares – 100%				$356,771,531

34	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(6)	At or subsequent to January 31, 2011, this issue was under the protection of the Federal Bankruptcy Court or has filed for bankruptcy.
(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.
(10)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(11)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(12)	Borrowings as a percentage of Total Investments is 24.9%.
(13)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
See accompanying notes to financial statements.

Nuveen Investments	35

Statement of Assets & Liabilities
January 31, 2011 (Unaudited)

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Assets
Investments, at value (cost $301,432,872, $783,176,445 and $459,483,995, respectively)	$303,489,746	$803,136,385	$471,507,215
Cash	205,938	–	1,467,136
Receivables:
Interest	1,910,936	4,047,042	3,134,524
Investments sold	10,612,344	10,139,461	14,612,568
Matured senior loans	544,633	1,446,400	964,267
Shares sold	87,098	–	185,387
Deferred offering costs	101,381	170,000	110,370
Other assets	110,514	173,751	103,907

Total assets	317,062,590	819,113,039	492,085,374

Liabilities
Cash overdraft	–	2,170,555	–
Borrowings	73,950,000	197,740,000	117,270,000
Payables:
Investments purchased	17,175,004	35,078,125	15,540,250
Common share dividends	1,244,744	2,602,951	1,918,362
Accrued expenses:
Interest on borrowings	21,272	57,937	33,733
Management fees	208,316	434,970	275,259
Shelf offering costs	41,595	44,234	42,767
Other	229,318	401,153	233,472

Total liabilities	92,870,249	238,529,925	135,313,843

Net assets applicable to Common shares	$224,192,341	$580,583,114	$356,771,531

Common shares outstanding	30,929,695	47,297,036	29,345,160

Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$7.25	$12.28	$12.16

Net assets applicable to Common shares consist of:

Common shares, $.01 par value per share	$309,297	$472,970	$293,452
Paid-in surplus	276,463,196	667,769,861	411,890,767
Undistributed (Over-distribution of) net investment income	(143,847)	3,513,983	2,081,351
Accumulated net realized gain (loss)	(54,493,179)	(111,133,640)	(69,517,259)
Net unrealized appreciation (depreciation)	2,056,874	19,959,940	12,023,220

Net assets applicable to Common shares	$224,192,341	$580,583,114	$356,771,531

See accompanying notes to financial statements.

36	Nuveen Investments

Statement of Operations
Six Months Ended January 31, 2011 (Unaudited)

			Floating Rate
	Senior	Floating Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Investment Income
Interest	$8,967,880	$22,168,470	$13,992,940
Dividends	–	411,015	–
Fees	476,457	1,104,964	686,416
Other	56,035	168,106	112,071

Total investment income	9,500,372	23,852,555	14,791,427

Expenses
Management fees	1,191,961	3,127,778	1,888,105
Shareholders’ servicing agent fees and expenses	1,699	445	278
Interest expense on borrowings and amortization of borrowing costs	584,048	1,576,245	930,650
Custodian’s fees and expenses	59,379	131,800	83,948
Trustees’ fees and expenses	3,194	8,462	5,844
Professional fees	28,027	27,922	43,038
Shareholders’ reports – printing and mailing expenses	30,645	6,774	37,524
Stock exchange listing fees	7,588	10,559	7,340
Other expenses	5,932	7,779	7,240

Total expenses before custodian fee credit and expense reimbursement	1,912,473	4,897,764	3,003,967
Custodian fee credit	(14)	(400)	(153)
Expense reimbursement	–	(607,407)	(317,594)

Net expenses	1,912,459	4,289,957	2,686,220

Net investment income	7,587,913	19,562,598	12,105,207

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	883,148	(1,064,824)	1,104,878
Change in net unrealized appreciation (depreciation) of investments	12,272,280	35,095,077	21,408,859

Net realized and unrealized gain (loss)	13,155,428	34,030,253	22,513,737

Net increase (decrease) in net assets applicable to Common shares from operations	$20,743,341	$53,592,851	$34,618,944

See accompanying notes to financial statements.

Nuveen Investments	37

Statement of Changes in Net Assets
(Unaudited)

					Floating Rate
	Senior Income (NSL)		Floating Rate Income (JFR)		Income Opportunity (JRO)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	1/31/11	7/31/10	1/31/11	7/31/10	1/31/11	7/31/10
Operations
Net investment income	$7,587,913	$11,001,084	$19,562,598	$38,747,971	$12,105,207	$28,685,388
Net realized gain (loss) from investments	883,148	843,334	(1,064,824)	(15,811,388)	1,104,878	(5,845,955)
Change in net unrealized appreciation (depreciation) of investments	12,272,280	35,288,873	35,095,077	85,441,084	21,408,859	48,450,761
Distributions to Preferred shareholders from net investment income	–	(15,266)	–	(219,515)	–	(123,985)

Net increase (decrease) in net assets applicable to Common shares from operations	20,743,341	47,118,025	53,592,851	108,158,152	34,618,944	71,166,209

Distributions to Common Shareholders
From net investment income	(7,425,810)	(13,860,296)	(15,466,131)	(27,633,733)	(11,177,565)	(20,196,415)

Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,425,810)	(13,860,296)	(15,466,131)	(27,633,733)	(11,177,565)	(20,196,415)

Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	7,541,517	–	–	–	11,094,637	–
Net proceeds from shares issued to shareholders due to reinvestment of distributions	72,735	86,152	–	169,959	99,796	128,250
Repurchased and retired	–	–	–	(1,264,374)	–	(87,047)

Net increase (decrease) in net assets applicable to Common shares from capital share transactions	7,614,252	86,152	–	(1,094,415)	11,194,433	41,203

Net increase (decrease) in net assets applicable to Common shares	20,931,783	33,343,881	38,126,720	79,430,004	34,635,812	51,010,997
Net assets applicable to Common shares at the beginning of period	203,260,558	169,916,677	542,456,394	463,026,390	322,135,719	271,124,722

Net assets applicable to Common shares at the end of period	$224,192,341	$203,260,558	$580,583,114	$542,456,394	$356,771,531	$322,135,719

Undistributed (Over-distribution of) net investment income at the end of period	$(143,847)	$(305,950)	$3,513,983	$(582,484)	$2,081,351	$1,153,709

See accompanying notes to financial statements.

38	Nuveen Investments

Statement of Cash Flows
Six Months Ended January 31, 2011 (Unaudited)

			Floating Rate
	Senior	Floating Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)

Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	20,743,341	53,592,851	34,618,944
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(126,943,484)	(319,993,328)	(192,232,860)
Proceeds from sales and maturities of investments	119,565,276	314,452,561	193,786,448
Proceeds from (Purchases of) short-term investments, net	15,057,971	9,485,357	14,407,093
Amortization (Accretion) of premiums and discounts, net	(2,178,487)	(4,566,414)	(3,472,475)
(Increase) Decrease in:
Receivable for interest	(270,715)	(367,941)	(169,256)
Receivable for investments sold	(5,701,573)	7,799,957	(1,446,615)
Receivable for matured senior loans	(56,035)	(168,106)	(112,071)
Receivable for shares sold	(87,098)	–	(185,387)
Other assets	59,324	(11,126)	90,415
Increase (Decrease) in:
Payable for investments purchased	(7,115,066)	(12,528,324)	(21,870,250)
Accrued interest on borrowings	(9,093)	(13,460)	(14,420)
Accrued management fees	13,270	20,431	48,198
Accrued other liabilities	(35,496)	(91,624)	(90,533)
Net realized (gain) loss from:
Investments	(883,148)	1,064,824	(1,104,878)
Paydowns	120,113	(563,037)	498,960
Change in net unrealized (appreciation) depreciation of investments	(12,272,280)	(35,095,077)	(21,408,859)

Net cash provided by (used in) operating activities	6,820	13,017,544	1,342,454

Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(101,381)	–	(110,370)
Increase (Decrease) in cash overdraft balance	–	2,170,555	–
Increase (Decrease) in accrued shelf offering costs	41,595	–	42,767
Cash distributions paid to Common shareholders	(7,282,613)	(15,190,724)	(10,902,352)
Proceeds from shelf offering, net of offering costs	7,541,517	–	11,094,637

Net cash provided by (used in) financing activities	199,118	(13,020,169)	124,682

Net Increase (Decrease) in Cash	205,938	(2,625)	1,467,136
Cash at the beginning of period	–	2,625	–

Cash at the End of Period	205,938	–	1,467,136

Supplemental Disclosure of Cash Flow Information

Cash paid by Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) for interest on borrowings (excluding amortization of borrowing costs) during the six months ended January 31, 2011, was $536,671, $1,432,150 and $854,823, respectively.

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $72,735, $0 and $99,796 for Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO), respectively.

See accompanying notes to financial statements.

Nuveen Investments	39

Financial Highlights (Unaudited)
Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions										Premium
				from Net	Distributions		Net			Offering Costs				from
	Beginning			Investment	from Capital		Investment	Capital		and		Discount		Common	Ending
	Common		Net	Income to	Gains to		Income to	Gains to		Preferred		from		Shares Sold	Common
	Share	Net	Realized/	Preferred	Preferred		Common	Common		Share		Shares		through	Share	Ending
	Net Asset	Investment	Unrealized	Share-	Share-		Share-	Share-		Underwriting		Repurchased		Shelf	Net Asset	Market
	Value	Income(a)	Gain (Loss)	holders(b)	holders(b)	Total	holders	holders	Total	Discounts		and Retired		Offering	Value	Value
Senior Income (NSL)

Year Ended 7/31:
2011(h)	$6.81	$.25	$.40	$–	$–	0.65	$(.25)	$–	$(.25)	$–	**	$–		$.04	$7.25	$7.38
2010	5.70	.37	1.20	– **	–	1.57	(.46)	–	(.46)	–		–		–	6.81	6.95
2009	7.18	.45	(1.46)	(.02)	–	(1.03)	(.45)	–	(.45)	–		–		–	5.70	5.15
2008	8.00	.72	(.83)	(.07)	–	(.18)	(.64)	–	(.64)	–		–		–	7.18	6.18
2007	8.33	.79	(.33)	(.08)	–	.38	(.71)	–	(.71)	–		–		–	8.00	8.08
2006	8.48	.69	(.15)	(.07)	–	.47	(.62)	–	(.62)	–		–		–	8.33	8.15

Floating Rate Income (JFR)

Year Ended 7/31:
2011(h)	11.47	.41	.73	–	–	1.14	(.33)	–	(.33)	–		–		$–	12.28	12.49
2010	9.76	.82	1.47	– **	–	2.29	(.58)	–	(.58)	–		–	**	–	11.47	11.20
2009	11.83	.71	(2.07)	(.07)	–	(1.43)	(.64)	–	(.64)	–		–	**	–	9.76	8.37
2008	13.08	1.40	(1.20)	(.37)	–	(.17)	(1.08)	–	(1.08)	–		–		–	11.83	10.19
2007	13.90	1.56	(.78)	(.43)	–	.35	(1.17)	–	(1.17)	–		–		–	13.08	12.88
2006	14.11	1.31	(.18)	(.35)	–	.78	(.99)	–	(.99)	–		–		–	13.90	13.15

Floating Rate Income Opportunity (JRO)

Year Ended 7/31:
2011(h)	11.34	.42	.76	–	–	1.18	(.39)	–	(.39)	–	**	–		$.03	12.16	12.52
2010	9.54	1.01	1.50	– **	–	2.51	(.71)	–	(.71)	–		–	**	–	11.34	11.64
2009	11.75	.73	(2.15)	(.07)	–	(1.49)	(.72)	–	(.72)	–		–	**	–	9.54	8.35
2008	13.14	1.41	(1.29)	(.37)	–	(.25)	(1.14)	–	(1.14)	–		–		–	11.75	10.06
2007	13.95	1.62	(.78)	(.43)	–	.41	(1.22)	–	(1.22)	–		–		–	13.14	13.05
2006	14.08	1.38	(.13)	(.35)	–	.90	(1.03)	–	(1.03)	–		–		–	13.95	13.30

(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	The amounts shown are based on Common share equivalents.
(c)	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(d)	• Ratios do not reflect the effect of dividend payments to Preferred shareholders, where applicable.
• Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares and/or borrowings, where applicable.
• Each ratio includes the effect of the interest expense paid on borrowings as follows:

Ratios of Borrowings Interest Expense to
Average Net Assets Applicable to Common Shares(g)
Senior Income (NSL)
Year Ended 7/31:
2011(h)	.55	%*
2010	.13
2009	1.28
2008	2.05
2007	2.22
2006	1.85

Floating Rate Income (JFR)
Year Ended 7/31:
2011(h)	.55	%*
2010	.13
2009	1.04
2008	.28
2007	–
2006	–

Floating Rate Income Opportunity (JRO)
Year Ended 7/31:
2011(h)	.55	%*
2010	.13
2009	1.14
2008	.28
2007	–
2006	–

See accompanying notes to financial statements.

40	Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net				Ratios to Average Net
			Assets Applicable to				Assets Applicable to
			Common Shares Before				Common Shares After								Borrowings at
Total Returns			Reimbursement(d)				Reimbursement(d)(e)					Preferred Shares at End of Period			End of Period
	Based
	on	Ending
	Common	Net
Based	Share	Assets										Aggregate	Liquidation		Aggregate	Asset
on	Net	Applicable to			Net				Net		Portfolio	Amount	and Market	Asset	Amount	Coverage
Market	Asset	Common			Investment				Investment		Turnover	Outstanding	Value Per	Coverage	Outstanding	Per
Value(c)	Value(c)	Shares (000)	Expenses		Income(f)		Expenses		Income(f)		Rate	(000)	Share	Per Share	(000)	$1,000

9.95%	10.26%	$224,192	1.80	%*	7.16	%*	1.80	%*	7.16	%*	42%	$–	$–	$–	$73,950	$4,032
44.83	28.15	203,261	2.18		5.61		2.17		5.62		68	–	–	–	73,950	3,749
(6.83)	(12.25)	169,917	3.50		9.39		3.39		9.50		48	26,000	25,000	188,381	32,900	6,955
(16.31)	(2.32)	214,311	3.88		9.38		3.69		9.57		50	46,000	25,000	141,473	90,000	3,892
7.79	4.39	238,779	3.88		8.99		3.59		9.27		80	46,000	25,000	154,771	103,000	3,765
(1.87)	5.78	248,271	3.52		7.74		3.08		8.18		55	46,000	25,000	159,930	103,000	3,857

14.72	10.06	580,583	1.75	*	6.77	*	1.53	*	6.98	*	42	–	–	–	197,740	3,936
41.48	23.85	542,456	2.03		7.14		1.74		7.42		51	–	–	–	197,740	3,743
(9.82)	(10.37)	463,026	3.25		8.27		2.79		8.74		38	105,000	25,000	135,244	38,500	15,754
(13.07)	(1.43)	560,473	2.04		10.71		1.50		11.25		30	165,000	25,000	109,920	235,000	4,087
6.69	2.33	619,843	1.59		10.63		1.08		11.14		81	400,000	25,000	63,740	–	–
3.70	5.72	657,517	1.61		8.83		1.10		9.34		50	400,000	25,000	66,095	–	–

11.18	10.96	356,772	1.79	*	7.02	*	1.60	*	7.21	*	43	–	–	–	117,270	4,042
49.00	26.66	322,136	2.14		8.95		1.84		9.25		58	–	–	–	117,270	3,747
(7.35)	(10.57)	271,125	3.35		8.74		2.86		9.23		41	60,000	25,000	137,969	37,350	9,865
(14.88)	(1.99)	334,040	2.06		10.88		1.55		11.38		33	100,000	25,000	108,510	140,000	4,100
7.13	2.73	373,366	1.61		11.06		1.13		11.54		81	240,000	25,000	63,892	–	–
7.32	6.60	396,195	1.63		9.36		1.15		9.84		50	240,000	25,000	66,270	–	–

(e)	After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash deposit with the custodian bank and/or legal fee refunds, where applicable. As of October 31, 2009, the Adviser is no longer reimbursing Senior Income (NSL) for any fees or expenses.
(f)	For the six months ended January 31, 2011, each ratio of Net Investment Income includes the effect of the increase of the net realizable value of the receivable of matured senior loans as described in Footnote 1 — General Information and Significant Accounting Policies, Investment Income. The increase (decrease) to the Ratios of Net Investment Income to Average Net Assets Applicable to Common Shares were as follows:

Increase (Decrease) to Ratios of Net Investment Income
to Average Net Assets Applicable to Common Shares
Senior Income (NSL)
Year Ended 7/31:
2011(h)	.05	%*
2010	.09
2009	N/A
2008	N/A
2007	N/A
2006	N/A

Floating Rate Income (JFR)
Year Ended 7/31:
2011(h)	.06	%*
2010	.08
2009	N/A
2008	N/A
2007	N/A
2006	N/A

Floating Rate Income Opportunity (JRO)
Year Ended 7/31:
2011(h)	.07	%*
2010	.09
2009	N/A
2008	N/A
2007	N/A
2006	N/A

(g)	Borrowings Interest Expense includes amortization of borrowing costs, where applicable. For the periods prior to the six months ended January 31, 2011, the Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares does not include program and liquidity fees.
(h)	For the six months ended January 31, 2011.
N/A	The Funds had no matured senior loans.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	41

Notes to Financial Statements (Unaudited)

1.	General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding Common share New York Stock Exchange (“NYSE”) symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund (JRO) (collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Effective January 1, 2011, the Funds’ adviser Nuveen Asset Management, a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”) has charged its name to Nuveen Fund Advisors, Inc. (the “Adviser”).

Senior Income’s (NSL) investment objective is to achieve a high level of current income, consistent with capital preservation. The Fund invests 80% of its total assets in adjustable rate senior secured loans. The Fund may invest up to 20% of its total assets in U.S. dollar- denominated senior loans of non-U.S. borrowers, senior loans that are not secured, other debt securities, and equity securities and warrants acquired in connection with the Fund’s investment in senior loans.

Floating Rate Income’s (JFR) investment objective is to achieve a high level of current income. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral. The Fund may invest a substantial portion of its managed assets in senior loans and other debt instruments that are, at the time of investment, rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s sub-adviser Symphony Asset Management LLC (“Symphony”), a subsidiary of Nuveen.

Floating Rate Income Opportunity’s (JRO) investment objective is to achieve a high level of current income. The Fund invests at least 80% of its managed assets in adjustable rate loans, primarily secured senior loans. As part of the 80% requirement, the Fund also may invest in unsecured senior loans and secured and unsecured subordinated loans. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Significant Accounting Policies

Investment Valuation
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the mean between the quoted bid and ask prices and are generally classified as Level 1. Investments in investment companies are valued at their respective net asset values on the valuation date. These investment vehicles are generally classified as Level 1.

Prices of fixed-income securities and senior loans are provided by a pricing service approved by the Funds’ Board of Trustees. Floating Rate Income Opportunity (JRO) currently expects that the independent pricing services will be unable to provide a market based price for certain of the privately negotiated subordinated loans issued by middle market companies. The pricing services, with input from Symphony and the Adviser will estimate the fair value for such subordinated loans, subject to the supervision of Symphony and the Adviser. Floating Rate Income Opportunity (JRO) may engage an independent appraiser to periodically provide an independent determination of the value, or an opinion with respect to the pricing services’ value, of such loans. These securities are generally classified as Level 2. Prices of fixed-income securities are based on the mean between the bid and asked prices. When price quotes are not readily available the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or

42	Nuveen Investments

Level 3 depending on the priority of the significant inputs. Highly rated zero coupon fixed-income securities, like U.S. Treasury Bills, issued with maturities of one year or less, are valued using the amortized cost method when 60 days or less remain until maturity. With amortized cost, any discount or premium is amortized each day, regardless of the impact of fluctuating rates on the market value of the security. These securities are generally classified as Level 2.

Like most fixed income instruments, the senior loans in which the Funds invest are not listed on an organized exchange. The secondary market of senior loans may be less liquid relative to markets for other fixed-income securities. Consequently, the value of senior loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan. These securities are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2011, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had outstanding when-issued/delayed delivery purchase commitments of $15,815,785, $35,078,125 and $15,540,250, respectively.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses and fee income, if any. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Other income includes the increase of the net realizable value of the receivable of matured senior loans during the current fiscal period.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Nuveen Investments	43

Notes to Financial Statements (Unaudited) (continued)

Dividends and Distributions to Common Shareholders
Dividends to Common shareholders are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from U.S. GAAP.

Preferred Shares
The Funds are authorized to issue Preferred shares. As of July 31, 2010, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) redeemed all of their outstanding Preferred shares, at liquidation values of $46,000,000, $400,000,000 and $240,000,000, respectively.

During the six months ended January 31, 2011, lawsuits pursuing claims made in a demand letter alleging that the Funds’ Board of Trustees breached their fiduciary duties related to the redemption at par of the Funds’ Preferred shares had been filed on behalf of shareholders of the Funds and against the Adviser, together with current and former officers and interested director/trustees of the Funds. Nuveen and the other named defendants believe these lawsuits to be without merit, and all named parties intend to defend themselves vigorously. The Funds believe that these lawsuits will not have a material effect on the Funds or on the Adviser’s ability to serve as investment adviser to the Funds.

Common Shares Shelf Offering
During the six months ended January 31, 2011, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) each filed a registration statement with the Securities and Exchange Commission authorizing each Fund to issue additional 2.9 million, 4.7 million and 2.8 million Common shares, respectively, through an equity shelf offering.

During the six months ended January 31, 2011, Senior Income (NSL) and Floating Rate Income Opportunity (JRO) issued 1,072,309 and 925,494 Common shares, respectively, receiving offering proceeds, net of offering costs of $7,541,517 and $11,094,637, respectively. During the six months ended January 31, 2011, Floating Rate Income (JFR) did not issue any Common shares through its equity shelf program. Under these equity shelf programs, each Fund, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s net asset value per Common share.

Shelf Offering Costs
Costs incurred by the Funds in connection with the shelf offerings of their Common shares are recorded as a deferred charge which are amortized over the period such additional Common shares are sold not to exceed the one-year life of the shelf offering period.

Derivative Financial Instruments
Each Fund is authorized to invest in derivative financial instruments, including forwards, futures, options and swap transactions. Although each Fund is authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended January 31, 2011.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

44	Nuveen Investments

Borrowing Costs
Costs incurred by each Fund in connection with structuring its refinancing during the six months ended January 31, 2011, were recorded as a deferred charge which will be amortized through May 12, 2011, and is included as a component of “Interest expense on borrowings and amortization of borrowing costs” on the Statement of Operations.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2.	Fair Value Measurements
In determining the fair value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.
Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of January 31, 2011:

Senior Income (NSL)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests	$–	$261,628,898	$–	$261,628,898
Common Stocks*	2,519,875	7,214,712	–	9,734,587
Convertible Bonds	–	840,000	–	840,000
Corporate Bonds	–	22,526,325	–	22,526,325
Short-Term Investments	–	8,759,936	–	8,759,936

Total	$2,519,875	$300,969,871	$–	$303,489,746

Floating Rate Income (JFR)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests	$–	$691,383,406	$–	$691,383,406
Common Stocks*	1,334,215	18,582,440	–	19,916,655
Convertible Bonds	–	1,463,000	–	1,463,000
Corporate Bonds	–	37,403,671	–	37,403,671
Investment Companies	13,146,568	–	–	13,146,568
Warrants	3,534,416	–	–	3,534,416
Short-Term Investments	–	36,288,669	–	36,288,669

Total	$18,015,199	$785,121,186	$–	$803,136,385

Floating Rate Income Opportunity (JRO)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests	$–	$412,510,694	$–	$412,510,694
Common Stocks*	1,229,385	10,066,812	–	11,296,197
Convertible Bonds	–	1,463,000	–	1,463,000
Corporate Bonds	–	34,730,781	–	34,730,781
Warrants	3,015,392	–	–	3,015,392
Short-Term Investments	–	8,491,151	–	8,491,151

Total	$4,244,777	$467,262,438	$–	$471,507,215

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the six months ended January 31, 2011, the Funds recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Nuveen Investments	45

Notes to Financial Statements (Unaudited) (continued)

3.	Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended January 31, 2011.

4.	Fund Shares
Common Shares
Transactions in Common shares were as follows:

					Floating Rate
	Senior Income (NSL)		Floating Rate Income (JFR)		Income Opportunity (JRO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/11	7/31/10	1/31/11	7/31/10	1/31/11	7/31/10
Common shares:
Sold through shelf offering	1,072,309	–	–	–	925,494	–
Issued to shareholders due to reinvestment of distributions	10,502	12,531	–	14,604	8,632	11,112
Repurchased and retired	–	–	–	(137,893)	–	(9,700)

Total	1,082,811	12,531	–	(123,289)	934,126	1,412

Weighted average Common share:
Price per share repurchased and retired	$ –	$ –	$ –	$ 9.15	$ –	$ 8.95
Discount per share repurchased and retired	–	–	–	12.86%	–	13.25%
Premium per shelf offering share sold	3.23%	–	–	–	3.10%	–

Preferred Shares
Transactions in Preferred shares were as follows:

									Floating Rate
	Senior Income (NSL)				Floating Rate Income (JFR)				Income Opportunity (JRO)
	Six Months				Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended		Ended		Year Ended
	1/31/11		7/31/10		1/31/11		7/31/10		1/31/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Preferred shares redeemed:
Series M	N/A	N/A	–	$–	N/A	N/A	1,050	$26,250,000	N/A	N/A	800	$20,000,000
Series T	N/A	N/A	–	–	N/A	N/A	1,050	26,250,000	N/A	N/A	—	—
Series W	N/A	N/A	–	–	N/A	N/A	1,050	26,250,000	N/A	N/A	—	—
Series TH	N/A	N/A	1,040	26,000,000	N/A	N/A	—	—	N/A	N/A	800	20,000,000
Series F	N/A	N/A	–	–	N/A	N/A	1,050	26,250,000	N/A	N/A	800	20,000,000

Total	N/A	N/A	1,040	$26,000,000	N/A	N/A	4,200	$105,000,000	N/A	N/A	2,400	$60,000,000

N/A – Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) redeemed all $46,000,000, $400,000,000 and $240,000,000, respectively, of their outstanding Preferred shares as of July 31, 2010.

5.	Investment Transactions
Purchases and sales (including maturities but excluding short-term investments) during the six months ended January 31, 2011, were as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Purchases	$126,943,484	$319,993,328	$192,232,860
Sales and maturities	119,565,276	314,452,561	193,786,448

6.	Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and, for Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO), recognition of premium amortization. To the extent that differences

46	Nuveen Investments

arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2011, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Cost of investments	$301,455,372	$784,227,252	$460,052,386

Gross unrealized:
Appreciation	$15,529,248	$42,208,545	$27,102,388
Depreciation	(13,494,874)	(23,299,412)	(15,647,559)

Net unrealized appreciation (depreciation) of investments	$2,034,374	$18,909,133	$11,454,829

Permanent differences, primarily due to federal taxes paid, paydowns, expiration of capital loss carryforwards and bond premium adjustments resulted in reclassifications among the Funds’ components of net assets at July 31, 2010, the Funds’ last tax year-end, as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Paid-in-surplus	$(14,268,135)	$(28,157)	$(71,260)
Undistributed (Over-distribution of) net investment income	2,415,593	(7,747,543)	(6,417,029)
Accumulated net realized gain (loss)	11,852,542	7,775,700	6,488,289

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2010, the Funds’ last tax year end, were as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Undistributed net ordinary income *	$1,389,952	$3,605,436	$3,717,652
Undistributed net long-term capital gains	–	–	–

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2010, paid on August 2, 2010.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2010, was designated for purposes of the dividends paid deduction as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Distributions from net ordinary income *	$13,684,842	$27,379,807	$19,988,093
Distributions from net long-term capital gains	–	–	–

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Nuveen Investments	47

Notes to Financial Statements (Unaudited) (continued)

At July 31, 2010, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Expiration:
July 31, 2011	$10,704,255	$—	$—
July 31, 2013	—	819,145	30,377
July 31, 2014	—	2,934,270	2,151,577
July 31, 2015	1,002,070	9,492,118	5,017,841
July 31, 2016	—	183,234	1,294,188
July 31, 2017	8,900,332	21,620,554	13,760,353
July 31, 2018	29,264,459	67,020,214	46,332,843

Total	$49,871,116	$102,069,535	$68,587,179

At July 31, 2010, the Fund’s last tax year-end, $14,207,781 of Senior Income’s (NSL) capital loss carryforward expired.

The Funds have elected to defer net realized losses from investments incurred from November 1, 2009 through July 31, 2010, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Post-October capital losses	$5,482,712	$6,989,418	$1,503,280

7.	Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund–level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Senior Income (NSL)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $1 billion	.6500%
For the next $1 billion	.6375
For the next $3 billion	.6250
For the next $5 billion	.6000
For managed assets over $10 billion	.5750

Floating Rate Income (JFR)
Floating Rate Income Opportunity (JRO)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $500 million	.6500%
For the next $500 million	.6250
For the next $500 million	.6000
For the next $500 million	.5750
For managed assets over $2 billion	.5500

48	Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*	For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of January 31, 2011, the complex-level fee rate was .1835%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony under which Symphony manages the investment portfolios of the Funds. Symphony is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Senior Income’s (NSL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

For the first eight years of Floating Rate Income’s (JFR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2004 *	.32%	2009	.32%
2005	.32	2010	.24
2006	.32	2011	.16
2007	.32	2012	.08
2008	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Floating Rate Income Opportunity’s (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
July 31,		July 31,
2004 *	.30%	2009	.30%
2005	.30	2010	.22
2006	.30	2011	.14
2007	.30	2012	.08
2008	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

Nuveen Investments	49

Notes to Financial Statements (Unaudited) (continued)

During the six months ended January 31, 2011, the Adviser received commissions of $15,364 and $22,524, related to the sale of Common shares as a result of the Senior Income (NSL) and Floating Rate Income Opportunity (JRO) shelf offerings, respectively.

8.	Senior Loan Commitments
Unfunded Commitments
Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with the custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At January 31, 2011, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had no unfunded senior loan commitments.

Participation Commitments
With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the selling participant or other persons interpositioned between the Fund and the Borrower. At January 31, 2011, there were no such outstanding participation commitments in any of the Funds.

9.	Borrowing Arrangements
Each Fund has entered into a Revolving Credit and Security Agreement (“Credit Agreement”) with an affiliate of Citibank N.A. as a means of financial leverage. Each Fund’s maximum commitment amount under its Credit Agreement is as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Maximum commitment amount	75,500,000	209,500,000	120,000,000

As of January 31, 2011, each Fund’s outstanding borrowings on its Credit Agreement was as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Outstanding borrowings	73,950,000	197,740,000	117,270,000

During the six months ended January 31, 2011, the average daily balance outstanding and average annual interest rate on each Fund’s Credit Agreement were as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Average daily balance outstanding	73,950,000	197,740,000	117,270,000
Average annual interest rate	1.42%	1.42%	1.42%

In order to maintain these borrowing arrangements, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities held in each Fund’s portfolio of investments. Interest expense incurred on these borrowings, which is based on a commercial paper rate, is recognized as a component of “Interest expense on borrowings and amortization of borrowing costs” on the Statement of Operations. In addition to the interest expense, each Fund pays a .65% per annum program fee, based on the average daily outstanding balance and a .35% per annum liquidity fee, based on the total commitment amount of the borrowings through the renewal date, both of which are recognized as a component of “Interest expense on borrowings and amortization of borrowing costs” on the Statement of Operations. Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities.

50	Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Nuveen Investments	51

Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

52	Nuveen Investments

Glossary of Terms
Used in this Report

■	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in common share NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■	Collateralized Debt Obligations (CDOs): Collateralized debt obligations are a type of asset-backed security constructed from a portfolio of fixed-income assets. CDOs usually are divided into different tranches having different ratings and paying different interest rates. Losses, if any, are applied in reverse order of seniority and so junior tranches generally offer higher coupons to compensate for added default risk.

■	Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

■	Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

Nuveen Investments	53

Notes

54	Nuveen Investments

Other Useful Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI
02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NSL	–
JFR	–
JRO	–

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	55

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, longterm investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $197 billion of assets as of December 31, 2010.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess
If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

ESA-A-0111D

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable to this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable to this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to this filing.
ITEM 6. SCHEDULE OF INVESTMENTS.
(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the registrant last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund
By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 8, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 8, 2011